UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Annual Report

(Fidelity Cover Art)

February 28, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,080.10	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,041.60	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,057.90	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,079.20	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,074.20	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 993.80	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Growth Enhanced Index Fund	17.46%	17.03%	8.58%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Growth Enhanced Index Fund: For the year, the fund added 17.46%, outpacing the 16.24% advance of its benchmark, the Russell 1000® Growth Index. Relative to its benchmark, the fund benefited the most from security selection in the information technology, health care and industrials sectors, whereas the fund's positioning in consumer staples detracted, as did stock picking in the financials sector. The top individual contributor was Southwest Airlines, which our models recommended for its favorable price and earnings momentum characteristics. The investment worked out well for the fund, gaining 94% during our ownership period. In health care, an investment in United Therapeutics proved helpful. Desirable price momentum and quality attributes led us to invest in this biotechnology stock, which did particularly well last August, following a favorable legal ruling involving the patent for its best-selling hypertension drug. Another health care contributor was Edwards Lifesciences, a provider of cardiac medical devices. We initiated a position in Edwards for various reasons, based most notably at how the market was processing information about the stock - a factor our models define as informedness. In contrast, various energy stocks hurt relative performance, especially energy equipment provider National Oilwell Varco and production company Helmerich & Payne. The steep drop in the price of oil weighed on both companies. At period end, the fund no longer held Helmerich & Payne, but we did maintain a position in National Oilwell Varco, due partly to its valuation and quality characteristics. Elsewhere, Waddell & Reed Financial also detracted, as our stake in this asset manager struggled its way to a roughly -28% return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.1	6.2
Microsoft Corp.	2.5	2.5
Verizon Communications, Inc.	2.3	2.4
Gilead Sciences, Inc.	1.9	2.1
Home Depot, Inc.	1.8	1.3
Comcast Corp. Class A	1.7	1.7
IBM Corp.	1.6	1.2
QUALCOMM, Inc.	1.6	1.7
Amgen, Inc.	1.5	0.6
3M Co.	1.4	1.2
	23.4
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	29.7
Consumer Discretionary	16.6	17.1
Health Care	15.8	15.1
Industrials	11.4	10.3
Consumer Staples	8.7	8.3
Financials	6.6	5.7
Energy	4.0	6.9
Telecommunication Services	2.8	2.9
Materials	2.1	2.9

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.7%
Dana Holding Corp.	87,754	$ 1,917,425
Gentex Corp.	115,398	2,033,313
Lear Corp.	21,033	2,290,914
Tenneco, Inc. (a)	11,762	685,019
		6,926,671
Diversified Consumer Services - 0.1%
H&R Block, Inc.	10,636	363,219
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	34,663	2,061,062
Chipotle Mexican Grill, Inc. (a)	835	555,250
McDonald's Corp.	56,286	5,566,685
Starbucks Corp.	11,576	1,082,182
Starwood Hotels & Resorts Worldwide, Inc.	4,977	399,802
		9,664,981
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	7,702	2,927,992
Expedia, Inc.	22,841	2,095,662
HSN, Inc.	4,006	270,685
Priceline Group, Inc. (a)	203	251,208
		5,545,547
Leisure Products - 0.3%
Mattel, Inc.	15,353	404,091
Polaris Industries, Inc.	5,818	892,074
		1,296,165
Media - 4.1%
Comcast Corp. Class A (e)	118,531	7,038,371
DIRECTV (a)	12,385	1,097,311
Morningstar, Inc.	2,140	159,751
Omnicom Group, Inc.	1,290	102,607
The Walt Disney Co. (e)	31,483	3,276,751
Time Warner Cable, Inc.	7,328	1,128,878
Twenty-First Century Fox, Inc. Class A	56,362	1,972,670
Viacom, Inc. Class B (non-vtg.)	28,277	1,977,693
		16,754,032
Multiline Retail - 0.8%
Dillard's, Inc. Class A	698	90,852
Dollar General Corp. (a)	5,700	413,934
Family Dollar Stores, Inc.	3,095	243,700
Kohl's Corp. (e)	3,132	231,142
Macy's, Inc.	35,899	2,287,484
		3,267,112
Specialty Retail - 4.8%
AutoNation, Inc. (a)	4,342	267,033
Bed Bath & Beyond, Inc. (a)	25,571	1,909,131
Best Buy Co., Inc.	43,645	1,662,875
DSW, Inc. Class A	5,670	213,702
Foot Locker, Inc.	32,053	1,800,417
Gap, Inc.	58,133	2,418,333

	Shares	Value
Home Depot, Inc.	64,206	$ 7,367,639
Lowe's Companies, Inc.	15,128	1,120,834
Murphy U.S.A., Inc. (a)(e)	7,807	554,219
O'Reilly Automotive, Inc. (a)(e)	9,195	1,913,755
		19,227,938
Textiles, Apparel & Luxury Goods - 1.0%
Fossil Group, Inc. (a)(e)	3,830	329,418
Michael Kors Holdings Ltd. (a)	1,843	124,237
NIKE, Inc. Class B	36,408	3,535,945
		3,989,600
TOTAL CONSUMER DISCRETIONARY		67,035,265
CONSUMER STAPLES - 8.7%
Beverages - 2.6%
Dr. Pepper Snapple Group, Inc.	28,172	2,219,672
PepsiCo, Inc.	43,620	4,317,508
The Coca-Cola Co.	93,742	4,059,029
		10,596,209
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,586	233,079
CVS Health Corp.	9,978	1,036,415
Wal-Mart Stores, Inc.	7,392	620,411
Walgreens Boots Alliance, Inc.	23,378	1,942,244
		3,832,149
Food Products - 2.0%
Archer Daniels Midland Co.	41,978	2,009,907
Ingredion, Inc.	8,139	669,107
Mead Johnson Nutrition Co. Class A	5,123	536,685
Pilgrims Pride Corp. (e)	73,688	2,021,262
Sanderson Farms, Inc. (e)	18,652	1,589,337
Tyson Foods, Inc. Class A	30,483	1,259,253
		8,085,551
Household Products - 2.0%
Clorox Co.	20,948	2,275,791
Colgate-Palmolive Co. (e)	22,015	1,559,102
Kimberly-Clark Corp.	15,709	1,722,649
Procter & Gamble Co.	28,258	2,405,604
		7,963,146
Tobacco - 1.2%
Altria Group, Inc. (e)	36,747	2,068,489
Lorillard, Inc.	7,168	490,435
Philip Morris International, Inc.	26,857	2,228,057
		4,786,981
TOTAL CONSUMER STAPLES		35,264,036
ENERGY - 4.0%
Energy Equipment & Services - 1.8%
Dresser-Rand Group, Inc. (a)	2,551	207,626
Dril-Quip, Inc. (a)	17,883	1,299,379
FMC Technologies, Inc. (a)(e)	17,477	697,857
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (e)	37,832	$ 2,056,169
Schlumberger Ltd.	33,623	2,829,712
		7,090,743
Oil, Gas & Consumable Fuels - 2.2%
HollyFrontier Corp.	10,349	455,253
Marathon Petroleum Corp.	25,304	2,656,920
Tesoro Corp.	25,084	2,303,715
Valero Energy Corp.	39,445	2,433,362
Western Refining, Inc.	16,383	771,639
World Fuel Services Corp.	7,625	417,469
		9,038,358
TOTAL ENERGY		16,129,101
FINANCIALS - 6.6%
Banks - 0.1%
Wells Fargo & Co.	9,245	506,534
Capital Markets - 2.2%
Ameriprise Financial, Inc.	4,361	582,760
Lazard Ltd. Class A	43,218	2,198,932
SEI Investments Co.	30,954	1,332,260
T. Rowe Price Group, Inc.	30,288	2,501,789
Waddell & Reed Financial, Inc. Class A	44,124	2,182,373
		8,798,114
Consumer Finance - 1.2%
American Express Co.	28,260	2,305,733
Santander Consumer U.S.A. Holdings, Inc.	27,803	626,402
Synchrony Financial (e)	62,762	2,005,246
		4,937,381
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	5,846	861,759
CBOE Holdings, Inc.	22,642	1,359,199
Moody's Corp.	13,826	1,340,292
		3,561,250
Insurance - 0.6%
American Financial Group, Inc.	8,540	538,020
Erie Indemnity Co. Class A	1,980	172,082
Progressive Corp.	68,194	1,817,370
		2,527,472
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, Inc.	65,789	1,381,569
Public Storage	14,824	2,923,589
Weyerhaeuser Co.	57,488	2,018,404
		6,323,562
TOTAL FINANCIALS		26,654,313

	Shares	Value
HEALTH CARE - 15.8%
Biotechnology - 6.6%
Amgen, Inc.	37,994	$ 5,992,414
Biogen Idec, Inc. (a)	13,088	5,360,714
Celgene Corp. (a)	42,760	5,196,623
Gilead Sciences, Inc. (a)	74,685	7,732,138
United Therapeutics Corp. (a)	14,775	2,290,864
		26,572,753
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	12,889	2,180,045
Edwards Lifesciences Corp. (a)	18,635	2,478,828
Halyard Health, Inc. (a)(e)	16,803	773,610
IDEXX Laboratories, Inc. (a)	1,514	237,441
St. Jude Medical, Inc.	9,614	641,062
		6,310,986
Health Care Providers & Services - 2.9%
Aetna, Inc.	24,894	2,478,198
AmerisourceBergen Corp.	7,041	723,533
Anthem, Inc.	14,381	2,106,097
Cardinal Health, Inc.	16,778	1,476,296
Centene Corp. (a)(e)	28,398	1,745,341
Cigna Corp.	1,483	180,377
Express Scripts Holding Co. (a)	5,069	429,801
HCA Holdings, Inc. (a)	16,114	1,152,796
Health Net, Inc. (a)	5,341	306,306
UnitedHealth Group, Inc.	431	48,975
Universal Health Services, Inc. Class B	9,461	1,072,404
		11,720,124
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	1,598	312,345
Pharmaceuticals - 4.7%
AbbVie, Inc.	90,577	5,479,909
Actavis PLC (a)(e)	1,952	568,735
Allergan, Inc.	8,518	1,982,479
Bristol-Myers Squibb Co.	19,728	1,201,830
Eli Lilly & Co. (e)	17,672	1,240,044
Johnson & Johnson	35,568	3,646,076
Merck & Co., Inc.	48,551	2,842,176
Pfizer, Inc. (e)	57,930	1,988,158
		18,949,407
TOTAL HEALTH CARE		63,865,615
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	14,594	1,499,971
Huntington Ingalls Industries, Inc.	4,452	629,201
Lockheed Martin Corp.	13,781	2,756,889
Northrop Grumman Corp.	3,242	537,232
Precision Castparts Corp.	6,538	1,414,169
Raytheon Co.	502	54,603
Rockwell Collins, Inc.	20,288	1,807,255
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co. (e)	29,648	$ 4,472,401
Triumph Group, Inc.	5,062	302,657
		13,474,378
Air Freight & Logistics - 0.9%
FedEx Corp.	14,884	2,634,170
United Parcel Service, Inc. Class B	9,286	944,665
		3,578,835
Airlines - 1.2%
Alaska Air Group, Inc.	33,173	2,111,461
Southwest Airlines Co.	63,954	2,765,371
		4,876,832
Commercial Services & Supplies - 0.5%
Cintas Corp.	11,458	956,514
Deluxe Corp.	3,844	255,818
KAR Auction Services, Inc.	12,250	446,758
Pitney Bowes, Inc. (e)	8,085	187,329
		1,846,419
Industrial Conglomerates - 2.5%
3M Co.	34,993	5,901,569
Danaher Corp.	26,786	2,337,882
General Electric Co.	78,824	2,048,636
		10,288,087
Machinery - 1.4%
Allison Transmission Holdings, Inc.	6,349	202,025
Caterpillar, Inc.	19,347	1,603,866
Cummins, Inc.	7,927	1,127,457
Parker Hannifin Corp.	18,131	2,224,492
Trinity Industries, Inc. (e)	11,127	374,090
Woodward, Inc.	3,915	190,073
		5,722,003
Professional Services - 0.3%
Robert Half International, Inc.	16,906	1,047,496
Road & Rail - 1.3%
Union Pacific Corp.	44,823	5,390,414
TOTAL INDUSTRIALS		46,224,464
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	15,806	195,836
Cisco Systems, Inc.	71,763	2,117,726
F5 Networks, Inc. (a)	5,890	695,697
Harris Corp.	8,688	674,884
Juniper Networks, Inc.	53,381	1,276,340
QUALCOMM, Inc.	87,872	6,371,599
		11,332,082

	Shares	Value
Electronic Equipment & Components - 0.2%
CDW Corp.	12,930	$ 486,556
Corning, Inc.	1,534	37,430
Zebra Technologies Corp. Class A (a)(e)	3,970	361,469
		885,455
Internet Software & Services - 4.4%
eBay, Inc. (a)	16,654	964,433
Facebook, Inc. Class A (a)	71,073	5,612,635
Google, Inc.:
Class A (a)	9,591	5,396,184
Class C (a)	7,928	4,426,995
Rackspace Hosting, Inc. (a)	23,570	1,170,722
		17,570,969
IT Services - 5.7%
Amdocs Ltd.	39,644	2,081,310
Booz Allen Hamilton Holding Corp. Class A	71,462	2,126,709
Cognizant Technology Solutions Corp. Class A (a)	34,328	2,144,985
Computer Sciences Corp.	9,234	654,875
DST Systems, Inc.	18,773	1,995,382
IBM Corp.	40,781	6,604,075
Jack Henry & Associates, Inc.	22,193	1,453,642
MasterCard, Inc. Class A	12,509	1,127,436
Maximus, Inc.	3,948	233,840
Science Applications International Corp.	14,787	808,553
Visa, Inc. Class A (e)	14,545	3,946,204
		23,177,011
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Corp. Class A	39,415	1,782,740
Intel Corp.	73,785	2,453,351
Micron Technology, Inc. (a)	97,578	2,992,717
NVIDIA Corp.	85,808	1,892,924
Texas Instruments, Inc.	6,249	367,441
Xilinx, Inc.	11,836	501,491
		9,990,664
Software - 6.1%
Aspen Technology, Inc. (a)	31,291	1,207,989
CA Technologies, Inc.	19,453	632,612
Citrix Systems, Inc. (a)	34,607	2,203,601
Electronic Arts, Inc. (a)(e)	43,733	2,500,653
FactSet Research Systems, Inc.	2,414	375,498
Microsoft Corp.	234,619	10,288,043
Oracle Corp.	83,054	3,639,426
Symantec Corp.	78,018	1,962,933
Synopsys, Inc. (a)	42,379	1,966,809
		24,777,564
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	222,808	28,621,911
Hewlett-Packard Co.	30,828	1,074,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
NetApp, Inc.	55,512	$ 2,145,539
Western Digital Corp.	7,719	825,779
		32,667,277
TOTAL INFORMATION TECHNOLOGY		120,401,022
MATERIALS - 2.1%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	5,349	416,420
Eastman Chemical Co.	19,603	1,459,639
International Flavors & Fragrances, Inc.	10,509	1,281,362
LyondellBasell Industries NV Class A	36,530	3,138,292
Monsanto Co.	2,340	281,806
Sigma Aldrich Corp.	1,875	258,863
The Dow Chemical Co.	36,034	1,774,314
Westlake Chemical Corp.	1,141	76,173
		8,686,869
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	52,980	1,830,989
Verizon Communications, Inc.	187,882	9,290,765
		11,121,754
TOTAL COMMON STOCKS (Cost $312,314,846)		395,382,439
Money Market Funds - 11.8%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,540,162	6,540,162
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	41,146,575	41,146,575
TOTAL MONEY MARKET FUNDS (Cost $47,686,737)		47,686,737
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $360,001,583)		443,069,176
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(38,981,836)
NET ASSETS - 100%		$ 404,087,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 8,516,340	$ 226,499

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 37,043
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 226,499	$ -
Total Value of Derivatives	$ 226,499	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $39,278,037) - See accompanying schedule: Unaffiliated issuers (cost $318,855,008)	$ 401,922,601
Fidelity Central Funds (cost $41,146,575)	41,146,575
Total Investments (cost $360,001,583)		$ 443,069,176
Segregated cash with brokers for derivative instruments		335,800
Cash		1,796,642
Receivable for fund shares sold		1,520,106
Dividends receivable		639,830
Interest receivable		257
Distributions receivable from Fidelity Central Funds		9,773
Total assets		447,371,584

Liabilities
Payable for investments purchased	$ 1,796,642
Payable for fund shares redeemed	170,303
Accrued management fee	96,743
Payable for daily variation margin for derivative instruments	25,610
Other affiliated payables	48,371
Collateral on securities loaned, at value	41,146,575
Total liabilities		43,284,244

Net Assets		$ 404,087,340
Net Assets consist of:
Paid in capital		$ 315,172,477
Undistributed net investment income		1,083,176
Accumulated undistributed net realized gain (loss) on investments		4,537,595
Net unrealized appreciation (depreciation) on investments		83,294,092
Net Assets, for 26,201,127 shares outstanding		$ 404,087,340
Net Asset Value, offering price and redemption price per share ($404,087,340 ÷ 26,201,127 shares)		$ 15.42

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 5,309,101
Interest		2,073
Income from Fidelity Central Funds		37,043
Total income		5,348,217

Expenses
Management fee	$ 882,160
Transfer agent fees	442,245
Independent trustees' compensation	2,332
Miscellaneous	414
Total expenses before reductions	1,327,151
Expense reductions	(28)	1,327,123
Net investment income (loss)		4,021,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,279,032
Futures contracts	1,081,674
Total net realized gain (loss)		21,360,706
Change in net unrealized appreciation (depreciation) on: Investment securities	24,629,003
Futures contracts	200,489
Total change in net unrealized appreciation (depreciation)		24,829,492
Net gain (loss)		46,190,198
Net increase (decrease) in net assets resulting from operations		$ 50,211,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,021,094	$ 2,932,925
Net realized gain (loss)	21,360,706	15,076,688
Change in net unrealized appreciation (depreciation)	24,829,492	34,800,006
Net increase (decrease) in net assets resulting from operations	50,211,292	52,809,619
Distributions to shareholders from net investment income	(3,179,099)	(2,727,604)
Distributions to shareholders from net realized gain	(20,420,531)	(11,225,870)
Total distributions	(23,599,630)	(13,953,474)
Share transactions Proceeds from sales of shares	171,920,676	86,268,044
Reinvestment of distributions	22,608,233	13,471,055
Cost of shares redeemed	(65,908,703)	(61,131,732)
Net increase (decrease) in net assets resulting from share transactions	128,620,206	38,607,367
Total increase (decrease) in net assets	155,231,868	77,463,512

Net Assets
Beginning of period	248,855,472	171,391,960
End of period (including undistributed net investment income of $1,083,176 and undistributed net investment income of $598,723, respectively)	$ 404,087,340	$ 248,855,472
Other Information Shares
Sold	11,603,829	6,581,361
Issued in reinvestment of distributions	1,602,974	1,027,084
Redeemed	(4,501,955)	(4,678,770)
Net increase (decrease)	8,704,848	2,929,675

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 11.77	$ 10.93	$ 10.19	$ 8.44
Income from Investment Operations
Net investment income (loss) B	.20	.18	.20	.13	.11
Net realized and unrealized gain (loss)	2.15	3.15	.81	.72	1.75
Total from investment operations	2.35	3.33	1.01	.85	1.86
Distributions from net investment income	(.15)	(.17)	(.17)	(.11)	(.11)
Distributions from net realized gain	(1.00)	(.71)	-	-	-
Total distributions	(1.15)	(.88)	(.17)	(.11)	(.11)
Net asset value, end of period	$ 15.42	$ 14.22	$ 11.77	$ 10.93	$ 10.19
Total ReturnA	17.46%	29.08%	9.36%	8.40%	22.14%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.37%	1.41%	1.80%	1.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,087	$ 248,855	$ 171,392	$ 141,826	$ 68,115
Portfolio turnover rateD	69%	83%	87%	77%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Value Enhanced Index Fund	15.37%	16.07%	5.24%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Value Enhanced Index Fund: For the year, the fund added 15.37%, outpacing the 13.49% advance of its benchmark, the Russell 1000® Value Index. Relative to the index, the fund benefited the most from security selection in the industrials, energy and health care sectors, whereas stock picking in the financials sector detracted. Two top individual contributors were Southwest Airlines and Delta Air, the latter of which we no longer held at period end. Our models recommended investments in both airline companies, largely because of their favorable price and earnings momentum characteristics. Both investments worked out well for the fund, with our stake gaining about 95% and roughly 53%, respectively. Another contributor was chicken producer Pilgrim's Pride, also known as Pilgrim's. We steadily boosted the fund's position in this stock throughout the period, as it fit many of our models' desired attributes, including favorable price and earnings momentum, good credit, desirable profitability and an attractive valuation. Our stake in Pilgrim's was up 91% for the 12 months. In contrast, various energy stocks hurt relative performance, especially contract drilling provider Patterson-UTI Energy and energy exploration and production company Helmerich & Payne. The steep drop in the price of oil weighed on both companies. Unfavorable earnings prospects prompted our models to recommend a sale late in the period, and neither stock was in the fund at period end. Elsewhere, another detractor was bond insurer MBIA, which struggled in response to investors' concern about its exposure to troubled Puerto Rico municipal debt. At the recommendation of our models we added a position to this stock beginning in May.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.7
Berkshire Hathaway, Inc. Class B	3.0	2.0
General Electric Co.	3.0	2.7
Johnson & Johnson	2.8	2.9
JPMorgan Chase & Co.	2.7	2.7
Wells Fargo & Co.	2.6	2.5
Pfizer, Inc.	2.5	2.3
Procter & Gamble Co.	2.5	1.7
Bank of America Corp.	2.1	1.6
AT&T, Inc.	2.0	2.2
	26.3
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.4
Health Care	15.8	14.9
Information Technology	10.9	11.1
Energy	9.2	13.9
Industrials	8.6	9.7
Consumer Discretionary	8.5	6.5
Consumer Staples	7.9	6.6
Utilities	4.2	4.1
Materials	2.8	2.3
Telecommunication Services	2.5	2.7

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.7%
Dana Holding Corp.	238,704	$ 5,215,682
Delphi Automotive PLC	19,184	1,512,467
Gentex Corp.	312,385	5,504,224
Lear Corp.	55,325	6,025,999
TRW Automotive Holdings Corp. (a)	1,142	119,042
		18,377,414
Automobiles - 0.1%
Ford Motor Co.	67,226	1,098,473
General Motors Co.	14,920	556,665
		1,655,138
Diversified Consumer Services - 0.3%
DeVry, Inc.	55,678	2,035,031
H&R Block, Inc.	33,566	1,146,279
		3,181,310
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	168,813	7,426,084
McDonald's Corp.	57,489	5,685,662
		13,111,746
Media - 1.4%
Comcast Corp. Class A (e)	98,297	5,836,876
Liberty Media Corp. Class A (a)	36,350	1,401,838
News Corp. Class A (a)	103,475	1,787,531
Starz Series A (a)(e)	25,068	833,260
The Walt Disney Co.	15,681	1,632,078
Time Warner, Inc.	48,946	4,006,720
		15,498,303
Multiline Retail - 1.6%
Big Lots, Inc. (e)	34,746	1,657,732
Dillard's, Inc. Class A	3,994	519,859
Dollar General Corp. (a)	47,738	3,466,734
Kohl's Corp. (e)	97,972	7,230,334
Macy's, Inc.	76,744	4,890,128
		17,764,787
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (e)	25,893	640,593
Bed Bath & Beyond, Inc. (a)(e)	69,909	5,219,406
DSW, Inc. Class A	11,061	416,889
Foot Locker, Inc.	112,933	6,343,447
Gap, Inc.	134,536	5,596,698
Home Depot, Inc.	45,176	5,183,946
Murphy U.S.A., Inc. (a)	10,758	763,710
		24,164,689
TOTAL CONSUMER DISCRETIONARY		93,753,387
CONSUMER STAPLES - 7.9%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	35,332	2,783,808

	Shares	Value
Food & Staples Retailing - 2.0%
CVS Health Corp.	109,415	$ 11,364,936
Wal-Mart Stores, Inc.	100,077	8,399,463
Walgreens Boots Alliance, Inc.	32,599	2,708,325
		22,472,724
Food Products - 2.2%
Archer Daniels Midland Co.	175,071	8,382,399
Bunge Ltd.	36,680	2,999,690
Mondelez International, Inc.	30,820	1,138,337
Pilgrims Pride Corp. (e)	207,923	5,703,328
Sanderson Farms, Inc. (e)	50,225	4,279,672
Tyson Foods, Inc. Class A	36,347	1,501,495
		24,004,921
Household Products - 3.4%
Clorox Co.	50,747	5,513,154
Colgate-Palmolive Co. (e)	52,805	3,739,650
Procter & Gamble Co.	329,138	28,019,518
		37,272,322
Tobacco - 0.0%
Philip Morris International, Inc. (e)	2,216	183,839
TOTAL CONSUMER STAPLES		86,717,614
ENERGY - 9.2%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	24,670	1,542,122
Dril-Quip, Inc. (a)	17,816	1,294,511
National Oilwell Varco, Inc. (e)	140,718	7,648,023
		10,484,656
Oil, Gas & Consumable Fuels - 8.3%
California Resources Corp. (e)	463,645	3,319,698
Chevron Corp.	147,508	15,736,153
ConocoPhillips Co.	46,082	3,004,546
CVR Energy, Inc.	3,057	128,363
Exxon Mobil Corp.	386,147	34,189,454
HollyFrontier Corp.	150,484	6,619,791
Marathon Petroleum Corp. (e)	59,544	6,252,120
Occidental Petroleum Corp.	14,598	1,136,892
Phillips 66 Co.	23,785	1,866,171
Tesoro Corp.	72,309	6,640,859
Valero Energy Corp.	137,699	8,494,651
Western Refining, Inc.	61,741	2,908,001
World Fuel Services Corp.	20,811	1,139,402
		91,436,101
TOTAL ENERGY		101,920,757
FINANCIALS - 27.6%
Banks - 9.7%
Bank of America Corp.	1,429,395	22,598,735
Citigroup, Inc.	336,989	17,664,963
Fulton Financial Corp.	9,724	117,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.	487,577	$ 29,878,719
KeyCorp	91,040	1,268,187
PNC Financial Services Group, Inc.	3,989	366,828
Regions Financial Corp.	477,961	4,593,205
U.S. Bancorp	58,589	2,613,655
Wells Fargo & Co.	514,908	28,211,809
		107,313,761
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	76,390	14,498,058
Lazard Ltd. Class A	29,634	1,507,778
Morgan Stanley	312,807	11,195,363
Raymond James Financial, Inc.	11,185	638,999
SEI Investments Co.	74,615	3,211,430
		31,051,628
Consumer Finance - 2.3%
Capital One Financial Corp.	99,138	7,803,152
Discover Financial Services	142,645	8,698,492
Navient Corp.	144,943	3,101,780
Synchrony Financial (e)	171,389	5,475,879
		25,079,303
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	227,040	33,467,966
Leucadia National Corp.	10,578	251,016
Voya Financial, Inc.	149,476	6,605,344
		40,324,326
Insurance - 5.4%
ACE Ltd.	47,311	5,393,927
AFLAC, Inc.	72,688	4,524,828
Allied World Assurance Co.	22,270	900,822
Allstate Corp.	21,600	1,524,960
American Financial Group, Inc.	32,622	2,055,186
American International Group, Inc.	177,879	9,842,045
American National Insurance Co.	4,243	444,454
Arch Capital Group Ltd. (a)	11,326	670,046
Aspen Insurance Holdings Ltd.	116,517	5,342,304
Assured Guaranty Ltd.	25,639	679,946
Axis Capital Holdings Ltd. (e)	8,602	445,842
CNA Financial Corp. (e)	5,928	247,968
Endurance Specialty Holdings Ltd. (e)	17,974	1,142,607
Hanover Insurance Group, Inc.	8,312	583,835
HCC Insurance Holdings, Inc.	11,081	619,206
MBIA, Inc. (a)	337,919	3,041,271
PartnerRe Ltd.	9,727	1,113,742
Progressive Corp.	265,764	7,082,611
Reinsurance Group of America, Inc. (e)	33,620	3,002,602
The Travelers Companies, Inc.	86,806	9,326,437

	Shares	Value
Validus Holdings Ltd.	14,186	$ 590,705
W.R. Berkley Corp.	12,253	611,547
		59,186,891
Real Estate Investment Trusts - 3.8%
American Capital Agency Corp.	259,563	5,563,733
Annaly Capital Management, Inc.	604,402	6,418,749
CBL & Associates Properties, Inc.	741	14,835
Chimera Investment Corp.	774,108	2,484,887
DiamondRock Hospitality Co.	48,999	709,506
Equity Lifestyle Properties, Inc.	5,108	275,168
Extra Space Storage, Inc.	14,174	932,366
Home Properties, Inc.	4,833	322,699
Host Hotels & Resorts, Inc.	159,968	3,359,328
MFA Financial, Inc.	704,480	5,607,661
Public Storage	29,291	5,776,771
Sovran Self Storage, Inc.	1,922	176,862
Starwood Property Trust, Inc. (e)	104,045	2,538,698
Sunstone Hotel Investors, Inc.	26,425	461,116
The GEO Group, Inc.	438	18,900
Two Harbors Investment Corp.	55,917	583,773
Weyerhaeuser Co.	206,963	7,266,471
		42,511,523
TOTAL FINANCIALS		305,467,432
HEALTH CARE - 15.8%
Biotechnology - 1.1%
Amgen, Inc.	38,947	6,142,721
United Therapeutics Corp. (a)	35,364	5,483,188
		11,625,909
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	41,070	1,945,486
C.R. Bard, Inc.	17,143	2,899,567
Edwards Lifesciences Corp. (a)	42,722	5,682,880
Halyard Health, Inc. (a)(e)	26,951	1,240,824
Medtronic PLC	73,617	5,711,943
		17,480,700
Health Care Providers & Services - 4.1%
Aetna, Inc.	85,276	8,489,226
Anthem, Inc.	69,590	10,191,456
Cardinal Health, Inc.	40,104	3,528,751
Cigna Corp.	14,564	1,771,419
Health Net, Inc. (a)	105,363	6,042,568
Laboratory Corp. of America Holdings (a)	23,434	2,883,085
UnitedHealth Group, Inc.	111,025	12,615,771
Universal Health Services, Inc. Class B	399	45,227
		45,567,503
Life Sciences Tools & Services - 0.2%
PAREXEL International Corp. (a)(e)	35,200	2,268,992
Pharmaceuticals - 8.8%
AbbVie, Inc.	94,144	5,695,712
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	22,082	$ 1,345,235
Eli Lilly & Co. (e)	153,296	10,756,780
Johnson & Johnson	302,400	30,999,024
Merck & Co., Inc.	354,636	20,760,391
Pfizer, Inc. (e)	821,703	28,200,847
		97,757,989
TOTAL HEALTH CARE		174,701,093
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	27,772	3,854,198
Huntington Ingalls Industries, Inc.	31,944	4,514,646
KLX, Inc. (a)	9,633	384,742
Moog, Inc. Class A (a)	5,278	398,278
Raytheon Co.	26,179	2,847,490
The Boeing Co. (e)	7,620	1,149,477
Triumph Group, Inc.	5,062	302,657
United Technologies Corp.	38,173	4,653,670
Vectrus, Inc. (a)	4,131	131,407
		18,236,565
Air Freight & Logistics - 0.7%
FedEx Corp.	45,144	7,989,585
Airlines - 1.2%
Alaska Air Group, Inc.	78,720	5,010,528
JetBlue Airways Corp. (a)(e)	136,363	2,344,080
Southwest Airlines Co.	128,118	5,539,822
		12,894,430
Commercial Services & Supplies - 0.2%
ADT Corp. (e)	28,776	1,128,595
Deluxe Corp.	12,463	829,413
UniFirst Corp.	6,716	798,062
		2,756,070
Industrial Conglomerates - 4.3%
3M Co.	31,832	5,368,467
Danaher Corp.	108,490	9,469,007
General Electric Co.	1,261,398	32,783,734
		47,621,208
Machinery - 0.3%
Trinity Industries, Inc. (e)	101,205	3,402,512
Professional Services - 0.1%
Robert Half International, Inc.	9,762	604,854
Road & Rail - 0.1%
Union Pacific Corp.	11,476	1,380,104
TOTAL INDUSTRIALS		94,885,328

	Shares	Value
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc.	499,013	$ 6,182,771
Cisco Systems, Inc.	593,034	17,500,433
QUALCOMM, Inc.	76,428	5,541,794
		29,224,998
IT Services - 1.1%
Amdocs Ltd.	80,603	4,231,658
Booz Allen Hamilton Holding Corp. Class A	54,890	1,633,526
DST Systems, Inc.	30,462	3,237,806
Science Applications International Corp.	15,391	841,580
The Western Union Co.	105,419	2,057,779
		12,002,349
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	634,776	21,106,302
Marvell Technology Group Ltd.	284,618	4,588,042
Micron Technology, Inc. (a)	186,374	5,716,091
NVIDIA Corp.	304,920	6,726,535
		38,136,970
Software - 1.8%
Microsoft Corp.	294,731	12,923,954
Symantec Corp.	283,860	7,141,918
		20,065,872
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	275	35,327
Hewlett-Packard Co.	339,258	11,819,749
Lexmark International, Inc. Class A	42,479	1,812,154
NetApp, Inc.	76,390	2,952,474
Western Digital Corp.	42,842	4,583,237
		21,202,941
TOTAL INFORMATION TECHNOLOGY		120,633,130
MATERIALS - 2.8%
Chemicals - 2.5%
Albemarle Corp. U.S.	14,384	813,703
Cabot Corp.	12,192	550,103
CF Industries Holdings, Inc.	6,431	1,969,365
Eastman Chemical Co.	72,782	5,419,348
LyondellBasell Industries NV Class A	64,879	5,573,755
The Dow Chemical Co.	115,489	5,686,678
The Mosaic Co.	99,531	5,301,021
Westlake Chemical Corp.	38,460	2,567,590
		27,881,563
Containers & Packaging - 0.2%
Avery Dennison Corp.	7,212	386,203
Rock-Tenn Co. Class A	21,040	1,444,186
		1,830,389
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Domtar Corp. (e)	15,997	$ 723,064
TOTAL MATERIALS		30,435,016
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	636,156	21,985,551
Verizon Communications, Inc.	111,171	5,497,406
		27,482,957
UTILITIES - 4.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	40,978	2,359,513
Duke Energy Corp. (e)	5,221	410,110
Entergy Corp.	86,210	6,854,557
Eversource Energy	4,099	212,123
IDACORP, Inc.	3,987	249,666
OGE Energy Corp.	2,947	95,807
Pepco Holdings, Inc.	9,118	247,463
Southern Co.	77,565	3,551,701
		13,980,940
Gas Utilities - 0.6%
AGL Resources, Inc.	63,966	3,141,370
Atmos Energy Corp.	1,954	103,640
UGI Corp.	116,746	3,968,197
		7,213,207
Multi-Utilities - 2.1%
Ameren Corp.	216	9,161
Consolidated Edison, Inc.	104,886	6,622,502
DTE Energy Co.	15,985	1,311,250
PG&E Corp.	76,220	4,095,301
Public Service Enterprise Group, Inc.	185,681	7,809,743
Vectren Corp.	26,063	1,163,713
Wisconsin Energy Corp. (e)	42,731	2,178,426
		23,190,096
Water Utilities - 0.2%
American Water Works Co., Inc.	41,896	2,265,736
TOTAL UTILITIES		46,649,979
TOTAL COMMON STOCKS (Cost $997,838,180)		1,082,646,693
Money Market Funds - 11.3%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	18,393,634	$ 18,393,634
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	106,756,581	106,756,581
TOTAL MONEY MARKET FUNDS (Cost $125,150,215)		125,150,215
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $1,122,988,395)		1,207,796,908
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(102,447,476)
NET ASSETS - 100%		$ 1,105,349,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
208 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 21,869,120	$ 802,809

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 83,372
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 802,809	$ -
Total Value of Derivatives	$ 802,809	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $104,290,557) - See accompanying schedule: Unaffiliated issuers (cost $1,016,231,814)	$ 1,101,040,327
Fidelity Central Funds (cost $106,756,581)	106,756,581
Total Investments (cost $1,122,988,395)		$ 1,207,796,908
Segregated cash with brokers for derivative instruments		828,000
Cash		986,294
Receivable for fund shares sold		4,716,882
Dividends receivable		2,778,195
Interest receivable		804
Distributions receivable from Fidelity Central Funds		25,232
Total assets		1,217,132,315

Liabilities
Payable for investments purchased	$ 2,062,694
Payable for fund shares redeemed	2,499,314
Accrued management fee	266,040
Payable for daily variation margin for derivative instruments	65,235
Other affiliated payables	133,019
Collateral on securities loaned, at value	106,756,581
Total liabilities		111,782,883

Net Assets		$ 1,105,349,432
Net Assets consist of:
Paid in capital		$ 1,012,753,553
Undistributed net investment income		5,226,405
Accumulated undistributed net realized gain (loss) on investments		1,758,152
Net unrealized appreciation (depreciation) on investments		85,611,322
Net Assets, for 97,130,988 shares outstanding		$ 1,105,349,432
Net Asset Value, offering price and redemption price per share ($1,105,349,432 ÷ 97,130,988 shares)		$ 11.38

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 15,024,016
Special dividends		2,122,687
Interest		6,785
Income from Fidelity Central Funds		83,372
Total income		17,236,860

Expenses
Management fee	$ 1,860,110
Transfer agent fees	931,974
Independent trustees' compensation	3,839
Miscellaneous	685
Total expenses before reductions	2,796,608
Expense reductions	(19)	2,796,589
Net investment income (loss)		14,440,271
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,859,074
Futures contracts	1,253,594
Total net realized gain (loss)		12,112,668
Change in net unrealized appreciation (depreciation) on: Investment securities	50,011,849
Futures contracts	666,889
Total change in net unrealized appreciation (depreciation)		50,678,738
Net gain (loss)		62,791,406
Net increase (decrease) in net assets resulting from operations		$ 77,231,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,440,271	$ 2,811,455
Net realized gain (loss)	12,112,668	10,223,773
Change in net unrealized appreciation (depreciation)	50,678,738	16,140,597
Net increase (decrease) in net assets resulting from operations	77,231,677	29,175,825
Distributions to shareholders from net investment income	(7,996,305)	(2,268,365)
Distributions to shareholders from net realized gain	(12,351,234)	(8,439,014)
Total distributions	(20,347,539)	(10,707,379)
Share transactions Proceeds from sales of shares	1,280,586,314	119,086,235
Reinvestment of distributions	19,714,665	10,328,295
Cost of shares redeemed	(431,917,050)	(74,541,681)
Net increase (decrease) in net assets resulting from share transactions	868,383,929	54,872,849
Total increase (decrease) in net assets	925,268,067	73,341,295

Net Assets
Beginning of period	180,081,365	106,740,070
End of period (including undistributed net investment income of $5,226,405 and undistributed net investment income of $565,906, respectively)	$ 1,105,349,432	$ 180,081,365
Other Information Shares
Sold	117,800,508	12,278,472
Issued in reinvestment of distributions	1,828,662	1,075,131
Redeemed	(40,129,282)	(7,731,742)
Net increase (decrease)	79,499,888	5,621,861

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.89	$ 7.78	$ 7.92	$ 6.70
Income from Investment Operations
Net investment income (loss) B	.26 I	.20	.18	.15	.12
Net realized and unrealized gain (loss)	1.28	1.87	1.21	.10	1.22
Total from investment operations	1.54	2.07	1.39	.25	1.34
Distributions from net investment income	(.12)	(.16)	(.15)	(.13)	(.12)
Distributions from net realized gain	(.24)	(.59)	(.13)	(.26)	-
Total distributions	(.37) G	(.75)	(.28)	(.39)	(.12)
Net asset value, end of period	$ 11.38	$ 10.21	$ 8.89	$ 7.78	$ 7.92
Total ReturnA	15.37%	23.92%	18.38%	3.58%	20.15%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.34% I	2.01%	2.27%	2.04%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,105,349	$ 180,081	$ 106,740	$ 71,354	$ 85,123
Portfolio turnover rateD	76% H	85%	76%	85%	83%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Core Enhanced Index Fund	16.04%	16.32%	7.05%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Core Enhanced Index Fund: For the year, the fund added 16.04%, outpacing the 15.51% advance of its benchmark, the S&P 500® Index. Relative to the index, the fund benefited the most from security selection in the industrials and health care sectors, whereas stock picking among diversified financials names detracted. Two top individual contributors were Southwest Airlines and Delta Air. Our models recommended investments in both airline companies, largely because of their favorable price and earnings momentum characteristics. Both investments worked out well, with our position gaining 93% and 53% during our ownership period, respectively. As their valuations rose, our models' conviction in the stocks declined, and we reduced our stake in each last summer, later selling Delta. In the health care sector, an out-of-index investment in biotechnology company United Therapeutics proved helpful. Desirable price momentum and quality attributes led us to invest in this stock, which did particularly well last August following a favorable legal ruling involving the patent for its best-selling hypertension drug. Another health care contributor was Edwards Lifesciences, a provider of cardiac medical devices. We initiated a position in Edwards mid-year for various reasons, most notably how "informed investors" in various market segments were processing information about the stock. In contrast, various energy investments hurt relative performance, especially oil-field services company Halliburton and energy equipment provider National Oilwell Varco. The steep drop in the price of oil weighed on both companies. At period end, the fund no longer held Halliburton, but we did maintain a position in National Oilwell Varco, due partly to its valuation and quality characteristics. Elsewhere, Waddell & Reed Financial also detracted, as allocation to this out-of-index asset manager struggled on its way to a -27% return. At the recommendation of our models, we gradually scaled back our position in this holding.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	4.0
Microsoft Corp.	2.3	2.3
Exxon Mobil Corp.	2.2	2.8
Johnson & Johnson	1.9	2.1
General Electric Co.	1.8	1.9
Wells Fargo & Co.	1.8	1.8
JPMorgan Chase & Co.	1.7	0.9
Procter & Gamble Co.	1.7	1.7
Pfizer, Inc.	1.6	1.5
Verizon Communications, Inc.	1.5	1.6
	20.8
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	21.0
Health Care	15.8	15.5
Financials	14.3	14.1
Consumer Discretionary	12.2	11.2
Industrials	9.9	9.7
Consumer Staples	9.8	8.3
Energy	6.0	12.0
Telecommunication Services	2.9	3.1
Materials	2.2	2.6
Utilities	1.2	1.2

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 2.0%
Dana Holding Corp. (e)	83,933	$ 1,833,936
Delphi Automotive PLC	30,915	2,437,339
Gentex Corp.	84,054	1,481,031
Lear Corp.	17,818	1,940,737
		7,693,043
Diversified Consumer Services - 0.5%
H&R Block, Inc.	54,635	1,865,785
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	24,518	1,457,840
McDonald's Corp.	38,459	3,803,595
		5,261,435
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	2,486	945,078
Media - 3.2%
Comcast Corp. Class A (e)	82,782	4,915,595
DIRECTV (a)	5,706	505,552
The Walt Disney Co. (e)	44,854	4,668,404
Time Warner Cable, Inc.	2,959	455,834
Time Warner, Inc.	2,664	218,075
Viacom, Inc. Class B (non-vtg.)	23,428	1,638,554
		12,402,014
Multiline Retail - 0.6%
Macy's, Inc.	35,792	2,280,666
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	28,271	2,110,713
Best Buy Co., Inc.	1,656	63,094
Foot Locker, Inc.	32,470	1,823,840
Gap, Inc.	49,556	2,061,530
Home Depot, Inc.	43,366	4,976,249
Lowe's Companies, Inc.	29,860	2,212,327
		13,247,753
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	30,773	2,988,674
TOTAL CONSUMER DISCRETIONARY		46,684,448
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Dr. Pepper Snapple Group, Inc.	26,386	2,078,953
PepsiCo, Inc.	47,327	4,684,426
The Coca-Cola Co.	35,899	1,554,427
		8,317,806
Food & Staples Retailing - 1.8%
CVS Health Corp.	9,232	958,928
Kroger Co.	36,590	2,603,379
Wal-Mart Stores, Inc.	16,665	1,398,693
Walgreens Boots Alliance, Inc.	22,758	1,890,735
		6,851,735

	Shares	Value
Food Products - 1.5%
Archer Daniels Midland Co.	50,493	$ 2,417,605
Bunge Ltd.	107	8,750
Pilgrims Pride Corp. (e)	65,857	1,806,458
Tyson Foods, Inc. Class A	39,238	1,620,922
		5,853,735
Household Products - 3.1%
Clorox Co.	18,943	2,057,968
Colgate-Palmolive Co. (e)	42,335	2,998,165
Kimberly-Clark Corp.	3,684	403,987
Procter & Gamble Co.	73,744	6,277,827
		11,737,947
Tobacco - 1.2%
Altria Group, Inc. (e)	66,452	3,740,583
Lorillard, Inc.	1,551	106,119
Philip Morris International, Inc. (e)	8,260	685,250
		4,531,952
TOTAL CONSUMER STAPLES		37,293,175
ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	2,152	134,522
Dril-Quip, Inc. (a)	11,807	857,897
National Oilwell Varco, Inc. (e)	42,712	2,321,397
Schlumberger Ltd.	3,644	306,679
		3,620,495
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	31,722	3,384,103
Exxon Mobil Corp.	95,092	8,419,446
Marathon Petroleum Corp. (e)	23,263	2,442,615
Tesoro Corp.	19,182	1,761,675
Valero Energy Corp.	42,090	2,596,532
World Fuel Services Corp.	15,250	834,938
		19,439,309
TOTAL ENERGY		23,059,804
FINANCIALS - 14.3%
Banks - 4.7%
Bank of America Corp.	209,788	3,316,748
Citigroup, Inc.	25,461	1,334,666
JPMorgan Chase & Co.	103,197	6,323,912
Wells Fargo & Co.	125,346	6,867,707
		17,843,033
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	17,266	3,276,914
Lazard Ltd. Class A	35,552	1,808,886
Morgan Stanley	79,746	2,854,109
T. Rowe Price Group, Inc.	16,917	1,397,344
Waddell & Reed Financial, Inc. Class A	18,694	924,605
		10,261,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.9%
American Express Co.	32,233	$ 2,629,890
Capital One Financial Corp.	14,389	1,132,558
Discover Financial Services	38,241	2,331,936
Synchrony Financial (e)	33,271	1,063,008
		7,157,392
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	23,181	3,417,111
CBOE Holdings, Inc.	23,382	1,403,621
Voya Financial, Inc.	41,621	1,839,232
		6,659,964
Insurance - 2.0%
ACE Ltd.	10,972	1,250,918
AFLAC, Inc.	30,481	1,897,442
Progressive Corp.	78,773	2,099,300
The Travelers Companies, Inc.	21,738	2,335,531
		7,583,191
Real Estate Investment Trusts - 1.3%
Chimera Investment Corp.	100	321
Host Hotels & Resorts, Inc.	1,929	40,509
MFA Financial, Inc.	73,393	584,208
Public Storage	12,172	2,400,562
Weyerhaeuser Co.	62,296	2,187,213
		5,212,813
TOTAL FINANCIALS		54,718,251
HEALTH CARE - 15.8%
Biotechnology - 3.6%
Amgen, Inc.	26,422	4,167,278
Biogen Idec, Inc. (a)	9,144	3,745,291
Celgene Corp. (a)	3,710	450,876
Gilead Sciences, Inc. (a)	47,793	4,948,009
United Therapeutics Corp. (a)	2,741	424,992
		13,736,446
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	3,146	532,114
Edwards Lifesciences Corp. (a)	16,286	2,166,364
Medtronic PLC	5,311	412,080
		3,110,558
Health Care Providers & Services - 4.2%
Aetna, Inc.	26,674	2,655,397
Anthem, Inc.	18,678	2,735,393
Cardinal Health, Inc.	16,612	1,461,690
HCA Holdings, Inc. (a)	14,794	1,058,363
Health Net, Inc. (a)	34,012	1,950,588
Laboratory Corp. of America Holdings (a)	5,380	661,901

	Shares	Value
UnitedHealth Group, Inc.	35,630	$ 4,048,637
Universal Health Services, Inc. Class B	11,980	1,357,933
		15,929,902
Pharmaceuticals - 7.2%
AbbVie, Inc.	62,399	3,775,140
Allergan, Inc.	4,123	959,587
Bristol-Myers Squibb Co.	15,757	959,916
Eli Lilly & Co. (e)	45,296	3,178,420
Johnson & Johnson	72,151	7,396,199
Merck & Co., Inc.	86,226	5,047,670
Pfizer, Inc. (e)	179,680	6,166,618
		27,483,550
TOTAL HEALTH CARE		60,260,456
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.2%
General Dynamics Corp.	18,699	2,595,047
Lockheed Martin Corp.	14,469	2,894,523
Northrop Grumman Corp.	4,546	753,318
Raytheon Co.	19,301	2,099,370
The Boeing Co. (e)	25,787	3,889,969
United Technologies Corp.	1,094	133,370
		12,365,597
Air Freight & Logistics - 0.7%
FedEx Corp.	15,205	2,690,981
Airlines - 0.8%
Alaska Air Group, Inc.	10,109	643,438
Southwest Airlines Co.	54,615	2,361,553
		3,004,991
Commercial Services & Supplies - 0.1%
Deluxe Corp.	5,341	355,444
Industrial Conglomerates - 3.1%
3M Co.	23,651	3,988,741
Danaher Corp.	11,849	1,034,181
General Electric Co.	267,481	6,951,831
		11,974,753
Machinery - 0.8%
Caterpillar, Inc.	31,688	2,626,935
Cummins, Inc.	1,905	270,948
		2,897,883
Professional Services - 0.2%
Robert Half International, Inc.	9,456	585,894
Road & Rail - 1.0%
Union Pacific Corp.	32,682	3,930,337
TOTAL INDUSTRIALS		37,805,880
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	151,994	1,883,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	165,551	$ 4,885,410
QUALCOMM, Inc.	57,693	4,183,319
		10,951,935
Internet Software & Services - 1.4%
Facebook, Inc. Class A (a)	16,421	1,296,766
Google, Inc.:
Class A (a)	5,217	2,935,241
Class C (a)	2,152	1,201,677
		5,433,684
IT Services - 3.2%
Amdocs Ltd.	37,311	1,958,828
Booz Allen Hamilton Holding Corp. Class A	62,758	1,867,678
Cognizant Technology Solutions Corp. Class A (a)	100	6,249
DST Systems, Inc.	5,549	589,803
IBM Corp.	29,151	4,720,713
Science Applications International Corp.	26,272	1,436,553
The Western Union Co.	36,190	706,429
Visa, Inc. Class A (e)	3,007	815,829
		12,102,082
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp. Class A	21,618	977,782
Intel Corp.	147,080	4,890,410
Marvell Technology Group Ltd.	107,989	1,740,783
Micron Technology, Inc. (a)	80,141	2,457,924
NVIDIA Corp.	98,928	2,182,352
		12,249,251
Software - 3.8%
Electronic Arts, Inc. (a)(e)	38,477	2,200,115
Microsoft Corp.	202,239	8,868,180
Oracle Corp.	30,532	1,337,912
Symantec Corp.	85,593	2,153,520
		14,559,727
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	128,913	16,560,164
Hewlett-Packard Co.	82,890	2,887,888
NetApp, Inc.	52,064	2,012,274
Western Digital Corp.	15,151	1,620,854
		23,081,180
TOTAL INFORMATION TECHNOLOGY		78,377,859
MATERIALS - 2.2%
Chemicals - 2.2%
Eastman Chemical Co.	8,430	627,698
International Flavors & Fragrances, Inc.	662	80,718
LyondellBasell Industries NV Class A	29,893	2,568,108

	Shares	Value
The Dow Chemical Co.	60,780	$ 2,992,807
The Mosaic Co.	40,947	2,180,837
		8,450,168
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	153,514	5,305,444
Verizon Communications, Inc.	117,692	5,819,869
		11,125,313
UTILITIES - 1.2%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	238	13,704
Entergy Corp.	23,927	1,902,436
Exelon Corp.	100	3,392
Pepco Holdings, Inc.	100	2,714
Southern Co.	3,457	158,296
		2,080,542
Multi-Utilities - 0.6%
Consolidated Edison, Inc.	1,495	94,394
Public Service Enterprise Group, Inc.	51,903	2,183,040
		2,277,434
TOTAL UTILITIES		4,357,976
TOTAL COMMON STOCKS (Cost $298,839,857)		362,133,330
Money Market Funds - 14.7%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	16,762,321	16,762,321
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	39,216,500	39,216,500
TOTAL MONEY MARKET FUNDS (Cost $55,978,821)		55,978,821
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $354,818,678)		418,112,151
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(36,229,468)
NET ASSETS - 100%		$ 381,882,683
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
186 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 19,556,040	$ 117,662

The face value of futures purchased as a percentage of net assets is 5.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 22,394
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 117,662	$ -
Total Value of Derivatives	$ 117,662	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $38,254,553) - See accompanying schedule: Unaffiliated issuers (cost $315,602,178)	$ 378,895,651
Fidelity Central Funds (cost $39,216,500)	39,216,500
Total Investments (cost $354,818,678)		$ 418,112,151
Segregated cash with brokers for derivative instruments		800,400
Receivable for fund shares sold		2,031,105
Dividends receivable		846,833
Interest receivable		146
Distributions receivable from Fidelity Central Funds		5,306
Total assets		421,795,941

Liabilities
Payable for fund shares redeemed	$ 498,767
Accrued management fee	91,116
Payable for daily variation margin for derivative instruments	61,313
Other affiliated payables	45,562
Collateral on securities loaned, at value	39,216,500
Total liabilities		39,913,258

Net Assets		$ 381,882,683
Net Assets consist of:
Paid in capital		$ 327,499,486
Undistributed net investment income		1,386,171
Accumulated undistributed net realized gain (loss) on investments		(10,414,109)
Net unrealized appreciation (depreciation) on investments		63,411,135
Net Assets, for 31,061,713 shares outstanding		$ 381,882,683
Net Asset Value, offering price and redemption price per share ($381,882,683 ÷ 31,061,713 shares)		$ 12.29

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 7,986,282
Interest		2,118
Income from Fidelity Central Funds		22,394
Total income		8,010,794

Expenses
Management fee	$ 1,123,661
Transfer agent fees	550,327
Independent trustees' compensation	3,436
Miscellaneous	580
Total expenses before reductions	1,678,004
Expense reductions	(39)	1,677,965
Net investment income (loss)		6,332,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,317,623
Futures contracts	489,319
Total net realized gain (loss)		24,806,942
Change in net unrealized appreciation (depreciation) on: Investment securities	26,958,632
Futures contracts	(87,379)
Total change in net unrealized appreciation (depreciation)		26,871,253
Net gain (loss)		51,678,195
Net increase (decrease) in net assets resulting from operations		$ 58,011,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,332,829	$ 3,926,816
Net realized gain (loss)	24,806,942	20,025,727
Change in net unrealized appreciation (depreciation)	26,871,253	24,850,763
Net increase (decrease) in net assets resulting from operations	58,011,024	48,803,306
Distributions to shareholders from net investment income	(4,804,434)	(3,668,730)
Distributions to shareholders from net realized gain	(18,865,721)	(26,223,165)
Total distributions	(23,670,155)	(29,891,895)
Share transactions Proceeds from sales of shares	229,544,332	343,600,256
Reinvestment of distributions	22,379,464	27,812,729
Cost of shares redeemed	(346,155,181)	(157,226,426)
Net increase (decrease) in net assets resulting from share transactions	(94,231,385)	214,186,559
Total increase (decrease) in net assets	(59,890,516)	233,097,970

Net Assets
Beginning of period	441,773,199	208,675,229
End of period (including undistributed net investment income of $1,386,171 and undistributed net investment income of $1,034,389, respectively)	$ 381,882,683	$ 441,773,199
Other Information Shares
Sold	19,268,068	30,726,909
Issued in reinvestment of distributions	1,960,142	2,592,207
Redeemed	(29,262,135)	(13,726,993)
Net increase (decrease)	(8,033,925)	19,592,123

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.70	$ 9.68	$ 9.09	$ 7.69
Income from Investment Operations
Net investment income (loss) B	.20	.19	.21	.14	.13
Net realized and unrealized gain (loss)	1.55	2.45	1.03	.48	1.42
Total from investment operations	1.75	2.64	1.24	.62	1.55
Distributions from net investment income	(.16)	(.27)	(.18)	(.03)	(.15)
Distributions from net realized gain	(.60)	(1.77)	(.05)	-	-
Total distributions	(.76)	(2.04)	(.22) G	(.03)	(.15)
Net asset value, end of period	$ 12.29	$ 11.30	$ 10.70	$ 9.68	$ 9.09
Total ReturnA	16.04%	26.44%	13.03%	6.78%	20.25%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.69%	1.67%	2.08%	1.53%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,883	$ 441,773	$ 208,675	$ 262,225	$ 968,646
Portfolio turnover rateD	101%	125%	85%	104%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $0.175 and distributions from net realized gain of $.049 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Mid Cap Enhanced Index Fund	15.22%	18.13%	9.80%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Mid Cap Enhanced Index Fund: For the year, the fund added 15.22%, outpacing the 13.31% advance of its benchmark, the Russell Midcap® Index. Relative to the index, the fund benefited most from security selection in the health care and information technology sectors, whereas stock picking in the financials sector detracted from results. The fund's top individual contributor was semiconductor manufacturer Skyworks Solutions - which finished the period as the fund's fourth-largest relative overweighting - due partly to favorable price and earnings momentum characteristics. Similar factors were behind the strong results of Southwest Airlines. The investment worked out well for the fund, gaining about 94% during our ownership period. Further adding value was chicken producer Pilgrim's Pride, also known as Pilgrim's. We steadily boosted the fund's position in this stock throughout the period, as it fit many of our models' desired attributes, including favorable price and earnings momentum, good credit, desirable profitability and an attractive valuation. Our stake in Pilgrim's returned 88%. The biggest detractor from results was Nu Skin Enterprises, a maker of anti-aging beauty products that struggled amid disappointing earnings as well as concerns about the company's business practices. We ultimately sold our position in Nu Skin prior to period end. Also, various energy stocks hurt relative performance, led by contract drilling company Patterson-UTI Energy, whose business was hampered by the steep drop in the price of oil. We sold the stock late in the period at the recommendation of our models, due to unfavorable earnings prospects. Elsewhere, Waddell & Reed Financial also detracted, as shares of this asset manager struggled to a roughly -27% return. Late in the period, we added to the fund's stake in this now-cheaper stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Cigna Corp.	0.9	0.9
Southwest Airlines Co.	0.9	0.9
Kroger Co.	0.9	0.0
Cardinal Health, Inc.	0.9	0.9
Western Digital Corp.	0.9	0.9
Broadcom Corp. Class A	0.8	0.0
Macy's, Inc.	0.8	0.9
Public Service Enterprise Group, Inc.	0.8	0.8
Electronic Arts, Inc.	0.8	0.0
Dollar General Corp.	0.8	0.8
	8.5
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	18.1
Consumer Discretionary	17.7	16.2
Information Technology	16.2	16.2
Health Care	13.0	12.7
Industrials	10.5	12.3
Consumer Staples	6.7	6.6
Materials	6.1	6.2
Energy	4.7	6.2
Utilities	3.8	3.9
Telecommunication Services	0.0	0.4

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 2.6%
BorgWarner, Inc.	55,996	$ 3,441,514
Dana Holding Corp.	117,366	2,564,447
Delphi Automotive PLC	26,029	2,052,126
Gentex Corp.	192,761	3,396,449
Lear Corp.	36,223	3,945,409
TRW Automotive Holdings Corp. (a)	3,846	400,907
		15,800,852
Diversified Consumer Services - 0.7%
DeVry, Inc.	35,499	1,297,488
H&R Block, Inc.	89,009	3,039,657
		4,337,145
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	55,149	3,279,160
Chipotle Mexican Grill, Inc. (a)	4,412	2,933,848
Cracker Barrel Old Country Store, Inc.	4,201	634,477
Royal Caribbean Cruises Ltd.	11,939	912,378
Wyndham Worldwide Corp.	41,208	3,769,708
		11,529,571
Internet & Catalog Retail - 0.4%
Expedia, Inc.	26,114	2,395,960
Leisure Products - 0.5%
Polaris Industries, Inc.	20,125	3,085,766
Media - 1.0%
Liberty Media Corp. Class A (a)	37,434	1,443,642
Morningstar, Inc.	1,980	147,807
Omnicom Group, Inc.	2,533	201,475
Scripps Networks Interactive, Inc. Class A	24,020	1,736,646
Starz Series A (a)(e)	78,750	2,617,650
		6,147,220
Multiline Retail - 3.2%
Big Lots, Inc. (e)	56,609	2,700,815
Dillard's, Inc. Class A (e)	22,958	2,988,213
Dollar General Corp. (a)	66,070	4,798,003
Family Dollar Stores, Inc.	1,155	90,945
Kohl's Corp. (e)	48,824	3,603,211
Macy's, Inc.	79,433	5,061,471
		19,242,658
Specialty Retail - 5.8%
AutoNation, Inc. (a)	47,764	2,937,486
Bed Bath & Beyond, Inc. (a)(e)	47,263	3,528,656
Best Buy Co., Inc.	102,581	3,908,336
Dick's Sporting Goods, Inc.	52,222	2,824,688
DSW, Inc. Class A	55,497	2,091,682
Foot Locker, Inc.	67,137	3,771,085
Gap, Inc.	96,118	3,998,509
GNC Holdings, Inc.	69,893	3,361,154
Murphy U.S.A., Inc. (a)(e)	31,761	2,254,713
O'Reilly Automotive, Inc. (a)(e)	20,590	4,285,397

	Shares	Value
PetSmart, Inc.	1,756	$ 145,590
Ross Stores, Inc.	516	54,598
Staples, Inc.	51,152	857,563
Williams-Sonoma, Inc.	14,544	1,170,065
		35,189,522
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)(e)	43,062	3,196,923
Fossil Group, Inc. (a)(e)	32,053	2,756,879
Michael Kors Holdings Ltd. (a)	61,219	4,126,773
		10,080,575
TOTAL CONSUMER DISCRETIONARY		107,809,269
CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	46,126	2,131,021
Dr. Pepper Snapple Group, Inc.	54,754	4,314,068
Monster Beverage Corp. (a)	29,255	4,128,466
		10,573,555
Food & Staples Retailing - 1.1%
Kroger Co.	77,897	5,542,372
Whole Foods Market, Inc.	14,159	799,842
		6,342,214
Food Products - 2.9%
Archer Daniels Midland Co.	60,843	2,913,163
Bunge Ltd.	24,671	2,017,594
Hormel Foods Corp.	10,482	613,302
Ingredion, Inc.	8,858	728,216
Mead Johnson Nutrition Co. Class A	40,688	4,262,475
Pilgrims Pride Corp. (e)	116,721	3,201,657
Tyson Foods, Inc. Class A	92,196	3,808,617
		17,545,024
Household Products - 0.8%
Church & Dwight Co., Inc.	7,284	620,160
Clorox Co.	38,355	4,166,887
		4,787,047
Tobacco - 0.2%
Lorillard, Inc.	21,396	1,463,914
TOTAL CONSUMER STAPLES		40,711,754
ENERGY - 4.7%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.	8,598	266,624
Dril-Quip, Inc. (a)	44,458	3,230,318
FMC Technologies, Inc. (a)(e)	70,979	2,834,191
National Oilwell Varco, Inc. (e)	54,133	2,942,129
Oceaneering International, Inc.	36,898	2,012,048
		11,285,310
Oil, Gas & Consumable Fuels - 2.8%
CVR Energy, Inc.	13,969	586,558
HollyFrontier Corp.	89,637	3,943,132
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. (e)	28,142	$ 2,954,910
Tesoro Corp.	47,449	4,357,716
Valero Energy Corp.	52,857	3,260,748
Western Refining, Inc.	13,180	620,778
World Fuel Services Corp.	26,045	1,425,964
		17,149,806
TOTAL ENERGY		28,435,116
FINANCIALS - 18.1%
Banks - 1.3%
Fifth Third Bancorp	219,306	4,245,764
Fulton Financial Corp.	25,503	308,586
KeyCorp	138,097	1,923,691
Regions Financial Corp.	171,378	1,646,943
		8,124,984
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	1,371	296,712
Ameriprise Financial, Inc.	791	105,701
Lazard Ltd. Class A	70,890	3,606,883
Raymond James Financial, Inc.	39,607	2,262,748
SEI Investments Co.	72,089	3,102,711
T. Rowe Price Group, Inc.	50,708	4,188,481
Waddell & Reed Financial, Inc. Class A	66,393	3,283,798
		16,847,034
Consumer Finance - 1.8%
Discover Financial Services	48,852	2,978,995
Navient Corp.	104,607	2,238,590
Santander Consumer U.S.A. Holdings, Inc.	115,146	2,594,239
Synchrony Financial (e)	93,838	2,998,124
		10,809,948
Diversified Financial Services - 2.5%
CBOE Holdings, Inc.	54,770	3,287,843
McGraw Hill Financial, Inc.	35,902	3,701,496
Moody's Corp.	47,060	4,561,996
Voya Financial, Inc.	80,955	3,577,401
		15,128,736
Insurance - 2.3%
American Financial Group, Inc.	19,161	1,207,143
American International Group, Inc. warrants 1/19/21 (a)	574	13,414
Arch Capital Group Ltd. (a)	19,270	1,140,013
Aspen Insurance Holdings Ltd.	62,772	2,878,096
Axis Capital Holdings Ltd. (e)	3,747	194,207
Endurance Specialty Holdings Ltd. (e)	985	62,616
Erie Indemnity Co. Class A	2,356	204,760
HCC Insurance Holdings, Inc.	37,052	2,070,466
MBIA, Inc. (a)	55,667	501,003
Progressive Corp.	163,176	4,348,640

	Shares	Value
The Travelers Companies, Inc.	9,072	$ 974,696
W.R. Berkley Corp.	6,033	301,107
		13,896,161
Real Estate Investment Trusts - 6.7%
American Capital Agency Corp.	31,591	677,153
Annaly Capital Management, Inc.	167,223	1,775,908
Apartment Investment & Management Co. Class A	48,249	1,818,022
Brixmor Property Group, Inc.	18,183	461,848
Chimera Investment Corp.	707,439	2,270,879
Corrections Corp. of America (e)	26,093	1,040,850
Equity Lifestyle Properties, Inc.	48,032	2,587,484
Extra Space Storage, Inc.	31,228	2,054,178
HCP, Inc.	107,958	4,573,101
Home Properties, Inc.	5,776	385,664
Hospitality Properties Trust (SBI)	51,498	1,586,653
Host Hotels & Resorts, Inc.	205,300	4,311,300
Kimco Realty Corp.	110,725	2,909,853
MFA Financial, Inc.	353,091	2,810,604
Public Storage	15,335	3,024,369
Starwood Property Trust, Inc.	68,834	1,679,550
Taubman Centers, Inc.	7,532	544,865
The Macerich Co.	24,016	2,008,938
Weyerhaeuser Co.	130,437	4,579,643
		41,100,862
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	106,693	3,655,302
Jones Lang LaSalle, Inc.	5,420	873,975
		4,529,277
TOTAL FINANCIALS		110,437,002
HEALTH CARE - 13.0%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	9,843	1,775,382
United Therapeutics Corp. (a)(e)	24,954	3,869,118
		5,644,500
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	263,709	4,456,682
C.R. Bard, Inc.	21,375	3,615,368
CareFusion Corp. (a)	8,237	494,879
Edwards Lifesciences Corp. (a)	32,281	4,294,019
IDEXX Laboratories, Inc. (a)(e)	19,445	3,049,559
Intuitive Surgical, Inc. (a)	652	326,000
St. Jude Medical, Inc.	69,195	4,613,923
Varian Medical Systems, Inc. (a)	21,112	1,962,783
		22,813,213
Health Care Providers & Services - 6.7%
Aetna, Inc.	24,111	2,400,250
AmerisourceBergen Corp.	34,434	3,538,438
Anthem, Inc.	20,038	2,934,565
Cardinal Health, Inc.	60,570	5,329,554
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)(e)	51,064	$ 3,138,393
Cigna Corp.	46,643	5,673,188
HCA Holdings, Inc. (a)	61,579	4,405,362
Health Net, Inc. (a)	59,304	3,401,084
Humana, Inc. (e)	6,458	1,061,566
Laboratory Corp. of America Holdings (a)	33,021	4,062,574
Quest Diagnostics, Inc.	24,464	1,715,905
Universal Health Services, Inc. Class B	19,155	2,171,219
VCA, Inc. (a)	17,838	950,409
		40,782,507
Health Care Technology - 0.1%
Cerner Corp. (a)	9,042	651,567
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	47,445	2,002,653
Illumina, Inc. (a)	17,919	3,502,448
PAREXEL International Corp. (a)	30,967	1,996,133
		7,501,234
Pharmaceuticals - 0.3%
Hospira, Inc. (a)	4,768	417,391
Zoetis, Inc. Class A	33,401	1,539,452
		1,956,843
TOTAL HEALTH CARE		79,349,864
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	25,505	3,604,622
KLX, Inc. (a)	31,546	1,259,947
Rockwell Collins, Inc.	2,541	226,352
Triumph Group, Inc.	6,486	387,798
Vectrus, Inc. (a)	11,104	353,218
		5,831,937
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	27,856	1,345,445
FedEx Corp.	3,137	555,186
		1,900,631
Airlines - 2.9%
Alaska Air Group, Inc.	58,815	3,743,575
Copa Holdings SA Class A (e)	4,560	519,293
JetBlue Airways Corp. (a)(e)	74,778	1,285,434
Southwest Airlines Co.	129,224	5,587,646
Spirit Airlines, Inc. (a)	31,708	2,466,248
United Continental Holdings, Inc. (a)	65,861	4,292,820
		17,895,016
Building Products - 0.0%
A.O. Smith Corp.	2,686	169,299

	Shares	Value
Commercial Services & Supplies - 1.2%
ADT Corp. (e)	71,327	$ 2,797,445
Cintas Corp.	28,662	2,392,704
Deluxe Corp.	5,226	347,790
KAR Auction Services, Inc.	23,279	848,985
Pitney Bowes, Inc. (e)	46,528	1,078,054
		7,464,978
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	45,392	1,408,968
Rockwell Automation, Inc.	16,915	1,979,732
		3,388,700
Industrial Conglomerates - 0.1%
Roper Industries, Inc.	3,379	566,219
Machinery - 3.6%
Allison Transmission Holdings, Inc.	98,234	3,125,806
Lincoln Electric Holdings, Inc.	19,220	1,326,949
Oshkosh Corp.	5,983	291,911
PACCAR, Inc. (e)	64,230	4,113,932
Parker Hannifin Corp.	37,039	4,544,315
Snap-On, Inc.	24,015	3,535,728
Toro Co.	22,311	1,509,339
Trinity Industries, Inc. (e)	101,203	3,402,445
		21,850,425
Professional Services - 0.8%
Manpower, Inc.	13,851	1,114,451
Robert Half International, Inc.	59,687	3,698,207
		4,812,658
TOTAL INDUSTRIALS		63,879,863
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	281,720	3,490,511
F5 Networks, Inc. (a)	30,756	3,632,745
Harris Corp.	22,517	1,749,121
Juniper Networks, Inc.	128,461	3,071,503
		11,943,880
Electronic Equipment & Components - 1.3%
Avnet, Inc.	58,276	2,669,624
CDW Corp.	72,207	2,717,149
Dolby Laboratories, Inc. Class A	9,673	391,466
Keysight Technologies, Inc. (a)	17,238	647,115
Zebra Technologies Corp. Class A (a)(e)	16,379	1,491,308
		7,916,662
Internet Software & Services - 0.3%
Rackspace Hosting, Inc. (a)	33,379	1,657,935
IT Services - 4.0%
Amdocs Ltd.	74,840	3,929,100
Booz Allen Hamilton Holding Corp. Class A	111,940	3,331,334
Computer Sciences Corp.	54,007	3,830,176
DST Systems, Inc.	32,046	3,406,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Jack Henry & Associates, Inc.	45,365	$ 2,971,408
Maximus, Inc.	7,427	439,901
The Western Union Co.	185,266	3,616,392
Xerox Corp.	181,525	2,477,816
		24,002,296
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom Corp. Class A	112,553	5,090,772
Marvell Technology Group Ltd.	214,171	3,452,437
Micron Technology, Inc. (a)	100,553	3,083,961
NVIDIA Corp.	188,722	4,163,207
Skyworks Solutions, Inc.	53,572	4,700,943
Xilinx, Inc.	82,659	3,502,262
		23,993,582
Software - 2.9%
Aspen Technology, Inc. (a)	39,034	1,506,908
CA Technologies, Inc.	48,427	1,574,846
Citrix Systems, Inc. (a)	23,904	1,522,087
Electronic Arts, Inc. (a)(e)	84,017	4,804,092
Intuit, Inc.	4,304	420,200
Symantec Corp.	178,148	4,482,204
Synopsys, Inc. (a)	76,117	3,532,590
		17,842,927
Technology Hardware, Storage & Peripherals - 1.8%
Lexmark International, Inc. Class A	36,171	1,543,055
NetApp, Inc.	104,112	4,023,929
SanDisk Corp.	2,334	186,557
Western Digital Corp.	48,794	5,219,982
		10,973,523
TOTAL INFORMATION TECHNOLOGY		98,330,805
MATERIALS - 6.1%
Chemicals - 4.1%
Celanese Corp. Class A (e)	42,997	2,455,559
CF Industries Holdings, Inc.	14,063	4,306,512
Eastman Chemical Co.	47,099	3,506,992
Huntsman Corp.	26,032	584,679
International Flavors & Fragrances, Inc.	22,869	2,788,417
LyondellBasell Industries NV Class A	32,512	2,793,106
NewMarket Corp.	344	162,058
Sigma Aldrich Corp.	6,945	958,827

	Shares	Value
The Mosaic Co.	85,244	$ 4,540,095
Westlake Chemical Corp.	43,004	2,870,947
		24,967,192
Containers & Packaging - 0.9%
Avery Dennison Corp.	15,778	844,912
Ball Corp.	338	24,238
Packaging Corp. of America	13,070	1,082,980
Rock-Tenn Co. Class A	49,245	3,380,177
		5,332,307
Metals & Mining - 0.7%
Alcoa, Inc.	267,540	3,956,917
Reliance Steel & Aluminum Co.	4,562	260,080
		4,216,997
Paper & Forest Products - 0.4%
Domtar Corp. (e)	55,429	2,505,391
TOTAL MATERIALS		37,021,887
UTILITIES - 3.8%
Electric Utilities - 0.8%
Entergy Corp.	52,539	4,177,376
Eversource Energy	5,545	286,954
Pepco Holdings, Inc.	1,928	52,326
		4,516,656
Gas Utilities - 0.7%
AGL Resources, Inc.	18,192	893,409
UGI Corp.	100,756	3,424,696
		4,318,105
Multi-Utilities - 1.8%
Ameren Corp.	15,939	675,973
CenterPoint Energy, Inc.	55,531	1,154,489
Consolidated Edison, Inc.	1,115	70,401
DTE Energy Co.	11,059	907,170
Public Service Enterprise Group, Inc.	118,685	4,991,891
Vectren Corp.	25,902	1,156,524
Wisconsin Energy Corp. (e)	38,643	1,970,020
		10,926,468
Water Utilities - 0.5%
American Water Works Co., Inc.	57,409	3,104,679
TOTAL UTILITIES		22,865,908
TOTAL COMMON STOCKS (Cost $512,343,059)		588,841,468
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $299,998)	$ 300,000	300,000
Money Market Funds - 18.3%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	44,046,701	$ 44,046,701
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	67,087,884	67,087,884
TOTAL MONEY MARKET FUNDS (Cost $111,134,585)		111,134,585
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $623,777,642)		700,276,053
NET OTHER ASSETS (LIABILITIES) - (15.1)%		(91,801,230)
NET ASSETS - 100%		$ 608,474,823
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
129 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 19,409,340	$ 582,661

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 41,915
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,809,269	$ 107,809,269	$ -	$ -
Consumer Staples	40,711,754	40,711,754	-	-
Energy	28,435,116	28,435,116	-	-
Financials	110,437,002	110,437,002	-	-
Health Care	79,349,864	79,349,864	-	-
Industrials	63,879,863	63,879,863	-	-
Information Technology	98,330,805	98,330,805	-	-
Materials	37,021,887	37,021,887	-	-
Utilities	22,865,908	22,865,908	-	-
U.S. Government and Government Agency Obligations	300,000	-	300,000	-
Money Market Funds	111,134,585	111,134,585	-	-
Total Investments in Securities:	$ 700,276,053	$ 699,976,053	$ 300,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 582,661	$ 582,661	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 582,661	$ -
Total Value of Derivatives	$ 582,661	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $64,202,890) - See accompanying schedule: Unaffiliated issuers (cost $556,689,758)	$ 633,188,169
Fidelity Central Funds (cost $67,087,884)	67,087,884
Total Investments (cost $623,777,642)		$ 700,276,053
Segregated cash with brokers for derivative instruments		398,400
Receivable for investments sold		17,468,860
Receivable for fund shares sold		6,110,110
Dividends receivable		675,462
Interest receivable		557
Distributions receivable from Fidelity Central Funds		10,644
Other receivables		252
Total assets		724,940,338

Liabilities
Payable for investments purchased	$ 48,363,928
Payable for fund shares redeemed	670,481
Accrued management fee	207,755
Payable for daily variation margin for derivative instruments	66,202
Other affiliated payables	69,265
Collateral on securities loaned, at value	67,087,884
Total liabilities		116,465,515

Net Assets		$ 608,474,823
Net Assets consist of:
Paid in capital		$ 525,890,867
Undistributed net investment income		840,505
Accumulated undistributed net realized gain (loss) on investments		4,662,379
Net unrealized appreciation (depreciation) on investments		77,081,072
Net Assets, for 42,977,214 shares outstanding		$ 608,474,823
Net Asset Value, offering price and redemption price per share ($608,474,823 ÷ 42,977,214 shares)		$ 14.16

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 6,146,781
Interest		3,433
Income from Fidelity Central Funds		41,915
Total income		6,192,129

Expenses
Management fee	$ 1,659,384
Transfer agent fees	554,056
Independent trustees' compensation	2,785
Miscellaneous	495
Total expenses before reductions	2,216,720
Expense reductions	(24)	2,216,696
Net investment income (loss)		3,975,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,505,419
Futures contracts	574,967
Total net realized gain (loss)		23,080,386
Change in net unrealized appreciation (depreciation) on: Investment securities	30,941,595
Futures contracts	541,431
Total change in net unrealized appreciation (depreciation)		31,483,026
Net gain (loss)		54,563,412
Net increase (decrease) in net assets resulting from operations		$ 58,538,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,975,433	$ 2,902,316
Net realized gain (loss)	23,080,386	28,115,740
Change in net unrealized appreciation (depreciation)	31,483,026	31,353,040
Net increase (decrease) in net assets resulting from operations	58,538,845	62,371,096
Distributions to shareholders from net investment income	(2,992,974)	(2,628,221)
Distributions to shareholders from net realized gain	(29,582,652)	(11,600,638)
Total distributions	(32,575,626)	(14,228,859)
Share transactions Proceeds from sales of shares	395,167,108	215,726,408
Reinvestment of distributions	31,124,764	13,509,070
Cost of shares redeemed	(115,467,866)	(133,847,136)
Net increase (decrease) in net assets resulting from share transactions	310,824,006	95,388,342
Redemption fees	13,246	13,605
Total increase (decrease) in net assets	336,800,471	143,544,184

Net Assets
Beginning of period	271,674,352	128,130,168
End of period (including undistributed net investment income of $840,505 and undistributed net investment income of $368,966, respectively)	$ 608,474,823	$ 271,674,352
Other Information Shares
Sold	29,171,712	17,672,910
Issued in reinvestment of distributions	2,437,242	1,086,837
Redeemed	(8,607,909)	(10,461,161)
Net increase (decrease)	23,001,045	8,298,586

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 10.97	$ 9.79	$ 10.28	$ 8.33
Income from Investment Operations
Net investment income (loss) B	.15	.15	.18	.10	.10
Net realized and unrealized gain (loss)	1.73	3.17	1.30	.05	2.30
Total from investment operations	1.88	3.32	1.48	.15	2.40
Distributions from net investment income	(.10)	(.12)	(.17)	(.07)	(.10)
Distributions from net realized gain	(1.22)	(.57)	(.13)	(.58)	(.35)
Total distributions	(1.32)	(.69)	(.30)	(.64) H	(.45)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 14.16	$ 13.60	$ 10.97	$ 9.79	$ 10.28
Total ReturnA	15.22%	30.97%	15.57%	1.91%	29.44%
Ratios to Average Net AssetsC, E
Expenses before reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.08%	1.24%	1.80%	1.03%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,475	$ 271,674	$ 128,130	$ 79,061	$ 62,104
Portfolio turnover rateD	89%	128%	99%	92%	59%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Small Cap Enhanced Index Fund	9.53%	17.80%	8.96%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Small Cap Enhanced Index Fund: For the year, the fund added 9.53%, significantly outpacing the benchmark Russell 2000® Index. Relative to its benchmark, the fund benefited the most from security selection in the information technology, consumer discretionary and financials sectors. Stock picking also was favorable in the energy sector, although that was more offset by an unhelpful overweighting in this, the worst weak-performing group. The fund's significant underweighting in the outperforming utilities sector also modestly detracted from results. The fund's top individual contributor was Universal Insurance Holdings, a stock our models liked for its earnings momentum and profitability characteristics. Further adding value was Pilgrim's Pride, also known as Pilgrim's. Shares of this chicken producer met our criteria in various ways. That said, we sold the fund's stake last summer; as shares of Pilgrim's rose, the company's market capitalization made it less suitable for a small-cap portfolio. In the technology sector, semiconductor companies Integrated Device Technology and RF Micro Devices contributed, returning 71% and 95% for the fund, respectively. At period end, we continued to hold Integrated Device Technology but sold RF Micro Devices early in 2015. In contrast, various energy stocks hurt relative performance, led by Basic Energy Services, a service provider to the oil and gas industry, whose business was hampered by the steep drop in the price of oil. We sold the stock late in 2014 due to unfavorable earnings prospects and poor growth characteristics, among other factors. Another meaningful detractor in energy was Pacific Ethanol, which makes renewable fuels. Around mid-year, we boosted the fund's stake in this stock for various reasons, such as its attractive valuation and profitability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Qorvo, Inc.	1.0	0.9
JetBlue Airways Corp.	0.7	0.5
Jack in the Box, Inc.	0.7	0.6
Deluxe Corp.	0.7	0.5
Dana Holding Corp.	0.7	0.7
Aspen Technology, Inc.	0.7	0.7
Cracker Barrel Old Country Store, Inc.	0.7	0.0
Tenneco, Inc.	0.7	0.5
The GEO Group, Inc.	0.7	0.5
Strategic Hotel & Resorts, Inc.	0.7	0.7
	7.3
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.8
Information Technology	18.8	18.6
Health Care	16.4	15.0
Consumer Discretionary	14.1	11.0
Industrials	11.8	14.4
Consumer Staples	3.8	3.1
Materials	3.7	4.3
Energy	3.1	7.8
Utilities	1.6	1.8
Telecommunication Services	0.7	0.6

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 2.9%
American Axle & Manufacturing Holdings, Inc. (a)	55,911	$ 1,393,302
Cooper Tire & Rubber Co.	76,955	2,928,907
Dana Holding Corp.	147,684	3,226,895
Drew Industries, Inc. (a)	10,259	605,178
Gentherm, Inc. (a)	16,341	759,039
Standard Motor Products, Inc.	3,870	162,230
Tenneco, Inc. (a)	54,937	3,199,531
Tower International, Inc. (a)	62,193	1,683,565
		13,958,647
Automobiles - 0.1%
Winnebago Industries, Inc. (e)	31,863	739,540
Distributors - 0.0%
VOXX International Corp. (a)(e)	27,362	235,313
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	5,839	267,777
K12, Inc. (a)	92,219	1,561,268
LifeLock, Inc. (a)(e)	4,542	63,497
Steiner Leisure Ltd. (a)	1,551	71,532
		1,964,074
Hotels, Restaurants & Leisure - 4.2%
BJ's Restaurants, Inc. (a)	18,330	957,193
Bloomin' Brands, Inc.	106,574	2,745,346
Buffalo Wild Wings, Inc. (a)(e)	12,395	2,368,932
Cracker Barrel Old Country Store, Inc. (e)	21,202	3,202,138
DineEquity, Inc.	25,322	2,748,197
Jack in the Box, Inc.	35,231	3,406,485
Marriott Vacations Worldwide Corp.	36,860	2,803,572
Papa John's International, Inc.	4,493	277,847
Penn National Gaming, Inc. (a)	40,623	661,749
Ruth's Hospitality Group, Inc.	48,522	740,446
Speedway Motorsports, Inc.	2,751	65,254
		19,977,159
Household Durables - 0.8%
CSS Industries, Inc.	751	21,704
Ethan Allen Interiors, Inc.	270	7,244
Flexsteel Industries, Inc.	38,752	1,156,747
La-Z-Boy, Inc.	36,816	918,559
Skullcandy, Inc. (a)(e)	100,609	1,047,340
Universal Electronics, Inc. (a)	8,162	461,235
		3,612,829
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	16,990	212,035
HSN, Inc.	7,436	502,451
PetMed Express, Inc.	6,878	105,852
		820,338
Leisure Products - 0.1%
Nautilus, Inc. (a)	21,197	323,466

	Shares	Value
Media - 0.2%
A.H. Belo Corp. Class A	13,728	$ 119,296
Entravision Communication Corp. Class A	43,808	300,523
Global Sources Ltd. (a)(e)	52,053	286,292
Saga Communications, Inc. Class A	846	33,823
The McClatchy Co. Class A (a)	59,666	138,425
		878,359
Multiline Retail - 0.6%
Burlington Stores, Inc. (a)	52,077	2,893,919
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	11,001	865,449
Barnes & Noble, Inc. (a)(e)	103,291	2,571,946
Big 5 Sporting Goods Corp.	113,594	1,451,731
Brown Shoe Co., Inc.	38,463	1,153,890
Build-A-Bear Workshop, Inc. (a)(e)	6,901	149,545
Citi Trends, Inc. (a)	6,063	161,579
Finish Line, Inc. Class A	21,292	521,228
Group 1 Automotive, Inc.	3,892	316,575
Haverty Furniture Companies, Inc.	16,231	374,125
Office Depot, Inc. (a)	70,859	663,949
Outerwall, Inc.	40,108	2,587,768
Select Comfort Corp. (a)	53,472	1,716,451
Shoe Carnival, Inc.	1,769	43,411
Stage Stores, Inc.	19,112	409,379
Stein Mart, Inc.	6,701	110,164
The Cato Corp. Class A (sub. vtg.)	28,655	1,270,563
The Children's Place Retail Stores, Inc. (e)	1,814	103,380
Zumiez, Inc. (a)(e)	12,117	470,382
		14,941,515
Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	1,146	24,914
Iconix Brand Group, Inc. (a)(e)	16,269	549,404
Movado Group, Inc. (e)	64,780	1,664,198
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(e)	45,719	3,115,293
Steven Madden Ltd. (a)	7,054	257,542
Unifi, Inc. (a)(e)	25,509	824,451
		6,435,802
TOTAL CONSUMER DISCRETIONARY		66,780,961
CONSUMER STAPLES - 3.8%
Beverages - 0.0%
National Beverage Corp. (a)	6,460	144,769
Food & Staples Retailing - 1.3%
Andersons, Inc.	34,271	1,517,177
Casey's General Stores, Inc.	25,169	2,208,580
Ingles Markets, Inc. Class A (e)	22,680	980,683
SUPERVALU, Inc. (a)	101,067	998,542
Weis Markets, Inc.	3,386	159,718
		5,864,700
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.8%
Cal-Maine Foods, Inc. (e)	69,588	$ 2,618,596
Fresh Del Monte Produce, Inc.	5,683	200,098
John B. Sanfilippo & Son, Inc.	11,573	428,780
Omega Protein Corp. (a)	187,195	1,999,243
Sanderson Farms, Inc. (e)	34,529	2,942,216
Seaboard Corp. (a)	56	224,560
Seneca Foods Corp. Class A (a)	6,487	175,408
		8,588,901
Household Products - 0.2%
WD-40 Co.	13,879	1,126,975
Personal Products - 0.5%
Nature's Sunshine Products, Inc.	1,280	16,704
Nutraceutical International Corp. (a)	1,818	29,779
USANA Health Sciences, Inc. (a)	22,023	2,202,520
		2,249,003
TOTAL CONSUMER STAPLES		17,974,348
ENERGY - 3.1%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	32,222	2,341,251
Gulf Island Fabrication, Inc.	5,323	85,328
Matrix Service Co. (a)	99,899	1,858,121
Tesco Corp.	24,044	255,588
		4,540,288
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	470	31,434
Green Plains, Inc.	105,161	2,444,993
Pacific Ethanol, Inc. (a)(e)	198,902	1,825,920
Rex American Resources Corp. (a)(e)	42,572	2,314,214
Teekay Tankers Ltd.	119,752	700,549
Western Refining, Inc.	61,233	2,884,074
		10,201,184
TOTAL ENERGY		14,741,472
FINANCIALS - 20.6%
Banks - 4.3%
Arrow Financial Corp.	912	24,350
BancFirst Corp.	2,534	150,469
Banner Bank (e)	11,620	507,329
BNC Bancorp	9,230	149,711
Boston Private Financial Holdings, Inc. (e)	3,705	46,498
Chemical Financial Corp.	16,063	484,781
Customers Bancorp, Inc. (e)	4,584	101,490
Eagle Bancorp, Inc. (a)	8,885	330,078
FCB Financial Holdings, Inc. Class A	3,189	81,001
First Bancorp, North Carolina	11,661	205,000
First Bancorp, Puerto Rico (a)	163,308	1,076,200
First Busey Corp.	3,498	22,142

	Shares	Value
First Interstate Bancsystem, Inc.	35,984	$ 949,618
First Merchants Corp. (e)	39,151	883,247
First Midwest Bancorp, Inc., Delaware	13,585	232,304
FNB Corp., Pennsylvania	13,763	176,579
Great Southern Bancorp, Inc.	2,141	80,116
Great Western Bancorp, Inc.	4,344	99,912
Hancock Holding Co.	14,541	425,615
Hilltop Holdings, Inc. (a)	16,492	306,751
Independent Bank Corp., Massachusetts	3,604	150,719
MainSource Financial Group, Inc.	3,705	69,321
Merchants Bancshares, Inc.	16,255	471,883
Peoples Bancorp, Inc.	7,493	177,884
Preferred Bank, Los Angeles	997	26,869
PrivateBancorp, Inc.	85,861	2,981,953
Renasant Corp. (e)	16,930	482,166
S&T Bancorp, Inc.	1,332	37,736
Simmons First National Corp. Class A	1,632	66,830
Susquehanna Bancshares, Inc.	14,257	191,186
Talmer Bancorp, Inc. Class A	85,299	1,205,275
Umpqua Holdings Corp.	112,393	1,858,980
United Community Bank, Inc.	76,287	1,450,979
Univest Corp. of Pennsylvania	2,489	47,266
Washington Trust Bancorp, Inc. (e)	10,054	377,528
Webster Financial Corp.	13,274	458,351
WesBanco, Inc.	11,564	378,605
Wilshire Bancorp, Inc.	121,204	1,152,650
Wintrust Financial Corp.	52,453	2,470,012
		20,389,384
Capital Markets - 2.6%
Arlington Asset Investment Corp.	9,907	247,576
BGC Partners, Inc. Class A	163,090	1,480,857
Financial Engines, Inc. (e)	72,701	2,929,850
HFF, Inc.	48,306	1,718,727
INTL FCStone, Inc. (a)	5,639	153,550
Investment Technology Group, Inc. (a)	120,088	2,704,382
Manning & Napier, Inc. Class A (e)	15,556	186,983
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,958	167,914
Piper Jaffray Companies (a)(e)	44,315	2,426,246
Vector Capital Corp. rights (a)	8,300	0
Westwood Holdings Group, Inc.	3,668	229,177
		12,245,262
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)(e)	7,202	1,320,127
Enova International, Inc. (a)(e)	68,802	1,588,638
Nelnet, Inc. Class A	52,914	2,466,851
Regional Management Corp. (a)	17,682	275,839
World Acceptance Corp. (a)(e)	21,241	1,744,099
		7,395,554
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	20,593	$ 195,428
Marlin Business Services Corp.	23,820	445,672
		641,100
Insurance - 3.6%
Amerisafe, Inc.	26,569	1,103,676
EMC Insurance Group	1,572	49,094
Employers Holdings, Inc.	7,480	176,453
Enstar Group Ltd. (a)	2,434	338,569
FBL Financial Group, Inc. Class A	4,652	269,072
Federated National Holding Co.	84,656	2,449,098
HCI Group, Inc. (e)	7,351	347,849
Heritage Insurance Holdings, Inc.	28,854	574,195
Horace Mann Educators Corp.	72,051	2,322,204
Infinity Property & Casualty Corp.	1,202	93,215
Maiden Holdings Ltd. (e)	24,350	348,449
Navigators Group, Inc. (a)	9,595	716,842
Platinum Underwriters Holdings Ltd.	416	31,762
Safety Insurance Group, Inc.	10,829	633,497
Selective Insurance Group, Inc.	95,676	2,605,257
Symetra Financial Corp.	30,622	691,445
United Insurance Holdings Corp.	69,066	1,685,901
Universal Insurance Holdings, Inc.	104,350	2,598,315
		17,034,893
Real Estate Investment Trusts - 7.2%
AG Mortgage Investment Trust, Inc. (e)	15,869	298,496
Agree Realty Corp.	7,391	242,647
Altisource Residential Corp. Class B	52,011	1,074,027
American Capital Mortgage Investment Corp.	135,605	2,501,912
Apollo Commercial Real Estate Finance, Inc. (e)	47,806	817,005
Apollo Residential Mortgage, Inc.	64,954	1,029,521
Capstead Mortgage Corp. (e)	152,845	1,829,555
Coresite Realty Corp.	4,489	212,958
CyrusOne, Inc. (e)	19,106	567,830
CYS Investments, Inc. (e)	192,641	1,751,107
DiamondRock Hospitality Co.	96,121	1,391,832
DuPont Fabros Technology, Inc.	5,774	180,784
Dynex Capital, Inc. (e)	3,873	32,301
Extra Space Storage, Inc.	35,036	2,304,668
FelCor Lodging Trust, Inc.	14,725	158,588
Government Properties Income Trust (e)	38,164	892,656
Hatteras Financial Corp.	22,626	415,187
iStar Financial, Inc. (a)	8,710	115,408
LaSalle Hotel Properties (SBI)	4,162	161,985
MFA Financial, Inc.	264,066	2,101,965
New Residential Investment Corp.	76,528	1,156,338
Potlatch Corp.	8,874	354,339
PS Business Parks, Inc.	2,470	205,455
Resource Capital Corp.	81,030	407,581
RLJ Lodging Trust	97,310	3,095,431

	Shares	Value
Saul Centers, Inc.	2,076	$ 111,834
Sovran Self Storage, Inc.	32,527	2,993,135
Strategic Hotel & Resorts, Inc. (a)	240,412	3,154,205
Sunstone Hotel Investors, Inc.	79,790	1,392,336
The GEO Group, Inc.	73,407	3,167,512
		34,118,598
Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. (a)	29,552	1,091,355
Thrifts & Mortgage Finance - 1.0%
Dime Community Bancshares, Inc.	8,533	132,773
Essent Group Ltd. (a)(e)	8,439	195,954
Farmer Mac Class C (non-vtg.)	5,856	187,041
First Defiance Financial Corp.	676	21,639
Home Loan Servicing Solutions Ltd. (e)	30,002	552,337
Ladder Capital Corp. Class A	1,907	35,089
Northwest Bancshares, Inc. (e)	13,196	155,911
Provident Financial Services, Inc.	5,302	96,496
Radian Group, Inc. (e)	51,643	816,476
Simplicity Bancorp, Inc.	2,046	35,109
Waterstone Financial, Inc.	17,190	221,235
WSFS Financial Corp.	25,823	2,007,480
		4,457,540
TOTAL FINANCIALS		97,373,686
HEALTH CARE - 16.4%
Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc. (a)(e)	14,761	560,475
Achillion Pharmaceuticals, Inc. (a)(e)	18,906	229,519
Acorda Therapeutics, Inc. (a)(e)	15,728	532,236
Adamas Pharmaceuticals, Inc. (e)	14,600	252,288
Agios Pharmaceuticals, Inc. (a)(e)	2,083	223,464
Alder Biopharmaceuticals, Inc.	4,105	110,342
AMAG Pharmaceuticals, Inc. (a)(e)	10,271	505,641
Anacor Pharmaceuticals, Inc. (a)(e)	17,265	751,028
Ardelyx, Inc. (e)	11,865	186,814
Arena Pharmaceuticals, Inc. (a)	14,655	66,094
ARIAD Pharmaceuticals, Inc. (a)(e)	18,240	148,291
Array BioPharma, Inc. (a)(e)	12,292	97,844
Auspex Pharmaceuticals, Inc. (e)	5,338	358,927
Avalanche Biotechnologies, Inc. (a)(e)	7,402	267,804
Biospecifics Technologies Corp. (a)	6,146	239,448
bluebird bio, Inc. (a)(e)	8,603	820,038
Celldex Therapeutics, Inc. (a)(e)	14,161	361,672
Cepheid, Inc. (a)(e)	13,401	761,713
Chimerix, Inc. (a)(e)	9,884	400,104
Clovis Oncology, Inc. (a)(e)	3,784	289,325
Coherus BioSciences, Inc. (e)	9,458	298,778
Dyax Corp. (a)	19,627	296,564
Emergent BioSolutions, Inc. (a)(e)	15,629	468,401
Enanta Pharmaceuticals, Inc. (a)(e)	8,422	301,676
Exact Sciences Corp. (a)(e)	14,026	315,164
FibroGen, Inc.	3,371	107,265
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Five Prime Therapeutics, Inc. (a)(e)	13,252	$ 341,106
Flexion Therapeutics, Inc. (e)	6,536	149,086
Genomic Health, Inc. (a)	3,409	103,634
Halozyme Therapeutics, Inc. (a)(e)	14,297	215,456
Hyperion Therapeutics, Inc. (a)	12,579	371,709
Infinity Pharmaceuticals, Inc. (a)	26,708	405,962
Intrexon Corp. (a)(e)	4,629	190,067
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	16,886	260,889
Isis Pharmaceuticals, Inc. (a)(e)	26,561	1,821,022
Keryx Biopharmaceuticals, Inc. (a)(e)	6,598	80,232
Kite Pharma, Inc.	5,659	370,325
Ligand Pharmaceuticals, Inc. Class B (a)(e)	1,190	65,533
MannKind Corp. (a)(e)	27,631	180,154
Merrimack Pharmaceuticals, Inc. (a)(e)	17,075	183,044
MiMedx Group, Inc. (a)(e)	46,762	483,987
Neurocrine Biosciences, Inc. (a)(e)	12,936	505,151
Novavax, Inc. (a)(e)	40,395	369,614
Ophthotech Corp. (a)(e)	7,840	421,282
Opko Health, Inc. (a)(e)	33,388	486,129
OvaScience, Inc. (a)(e)	9,983	454,326
PDL BioPharma, Inc. (e)	69,110	482,388
Portola Pharmaceuticals, Inc. (a)(e)	6,233	237,353
PTC Therapeutics, Inc. (a)(e)	5,989	427,195
Puma Biotechnology, Inc. (a)	4,677	996,248
Receptos, Inc. (a)	7,615	964,364
Repligen Corp. (a)(e)	22,151	569,502
Sangamo Biosciences, Inc. (a)	3,981	66,960
Synageva BioPharma Corp. (a)(e)	3,835	378,630
TESARO, Inc. (a)	1,265	67,462
Vitae Pharmaceuticals, Inc. (e)	821	9,540
Zafgen, Inc.	3,104	119,970
ZIOPHARM Oncology, Inc. (a)	5,734	64,565
		20,793,800
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc.	2,389	145,538
Analogic Corp.	2,371	205,471
Angiodynamics, Inc. (a)(e)	41,019	762,953
Atrion Corp.	989	321,425
Cantel Medical Corp.	31,179	1,415,527
Cryolife, Inc.	9,332	97,799
Cyberonics, Inc. (a)(e)	43,942	3,010,027
Cynosure, Inc. Class A (a)(e)	7,800	237,276
Exactech, Inc. (a)	9,919	231,609
Globus Medical, Inc. (a)	30,109	731,047
Greatbatch, Inc. (a)(e)	31,208	1,658,393
ICU Medical, Inc. (a)	10,202	907,060
Inogen, Inc.	10,516	349,657
Masimo Corp. (a)(e)	83,547	2,462,130
Meridian Bioscience, Inc.	11,330	224,334

	Shares	Value
Merit Medical Systems, Inc. (a)(e)	16,326	$ 320,153
Natus Medical, Inc. (a)	72,011	2,577,274
OraSure Technologies, Inc. (a)	30,943	221,552
Steris Corp.	534	34,454
SurModics, Inc. (a)(e)	26,970	648,629
Symmetry Surgical, Inc. (a)	8,531	63,129
Thoratec Corp. (a)(e)	75,180	3,061,330
Vascular Solutions, Inc. (a)(e)	14,516	423,577
		20,110,344
Health Care Providers & Services - 5.3%
Alliance Healthcare Services, Inc. (a)	67,372	1,610,865
AmSurg Corp. (a)(e)	7,940	477,194
Centene Corp. (a)(e)	40,222	2,472,044
Chemed Corp.	16,650	1,939,392
Corvel Corp. (a)	18,903	669,733
Five Star Quality Care, Inc. (a)	11,797	42,941
Hanger, Inc. (a)(e)	5,472	141,670
HealthEquity, Inc. (a)	6,283	127,356
HealthSouth Corp.	68,393	2,972,360
Magellan Health Services, Inc. (a)	36,520	2,339,836
Molina Healthcare, Inc. (a)(e)	45,510	2,898,532
National Healthcare Corp.	9,243	582,401
PharMerica Corp. (a)	58,143	1,453,575
Providence Service Corp. (a)(e)	48,761	2,243,006
RadNet, Inc. (a)	13,902	121,782
Select Medical Holdings Corp.	154,547	2,095,657
Team Health Holdings, Inc. (a)	42,420	2,514,233
Triple-S Management Corp. (a)	15,397	290,233
Wellcare Health Plans, Inc. (a)	955	86,724
		25,079,534
Health Care Technology - 0.5%
HMS Holdings Corp. (a)	14,285	250,559
Merge Healthcare, Inc. (a)	18,882	75,528
Omnicell, Inc. (a)	58,704	2,057,575
Quality Systems, Inc.	12,498	217,215
		2,600,877
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(e)	51,859	606,750
Cambrex Corp. (a)	17,129	586,668
Fluidigm Corp. (a)(e)	2,792	123,406
Luminex Corp. (a)(e)	23,072	363,153
PAREXEL International Corp. (a)	17,459	1,125,407
		2,805,384
Pharmaceuticals - 1.3%
Akorn, Inc. (a)(e)	12,008	646,150
Amphastar Pharmaceuticals, Inc. (a)	1,758	24,612
Catalent, Inc. (a)(e)	4,365	122,089
Cempra, Inc. (a)	17,218	570,260
DepoMed, Inc. (a)(e)	5,945	130,493
Horizon Pharma PLC (a)	6,470	132,829
Impax Laboratories, Inc. (a)	23,502	946,896
Lannett Co., Inc. (a)(e)	10,902	680,285
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)(e)	16,034	$ 209,564
Pacira Pharmaceuticals, Inc. (a)(e)	6,991	802,357
Pozen, Inc. (a)(e)	35,735	261,938
Prestige Brands Holdings, Inc. (a)(e)	7,294	281,111
SciClone Pharmaceuticals, Inc. (a)(e)	37,991	292,911
Tetraphase Pharmaceuticals, Inc. (a)(e)	17,442	688,261
The Medicines Company (a)(e)	8,665	249,249
Theravance, Inc. (e)	3,961	71,536
		6,110,541
TOTAL HEALTH CARE		77,500,480
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.1%
Astronics Corp. (a)(e)	36,742	2,555,774
Curtiss-Wright Corp. (e)	31,731	2,303,036
Esterline Technologies Corp. (a)(e)	3,364	396,447
Moog, Inc. Class A (a)(e)	40,401	3,048,659
Teledyne Technologies, Inc. (a)(e)	17,344	1,748,796
		10,052,712
Airlines - 1.0%
Allegiant Travel Co.	1,319	242,195
JetBlue Airways Corp. (a)(e)	200,435	3,445,478
Spirit Airlines, Inc. (a)	12,358	961,205
		4,648,878
Building Products - 0.2%
American Woodmark Corp. (a)	10,481	551,929
Insteel Industries, Inc.	1,687	36,625
Universal Forest Products, Inc. (e)	5,352	289,276
		877,830
Commercial Services & Supplies - 2.7%
ACCO Brands Corp. (a)(e)	140,869	1,072,013
ARC Document Solutions, Inc. (a)	46,590	394,151
Deluxe Corp.	48,680	3,239,654
G&K Services, Inc. Class A	20,438	1,471,332
HNI Corp.	32,944	1,680,144
Kimball International, Inc. Class B	137,854	1,316,506
Performant Financial Corp. (a)	619	3,250
Steelcase, Inc. Class A	45,531	852,340
UniFirst Corp.	23,114	2,746,637
Viad Corp.	4,309	114,447
		12,890,474
Construction & Engineering - 0.5%
Argan, Inc. (e)	67,748	2,197,068
EMCOR Group, Inc.	563	24,789
		2,221,857
Machinery - 1.9%
Alamo Group, Inc.	20,113	1,008,667
Federal Signal Corp.	27,370	451,331

	Shares	Value
Hurco Companies, Inc.	11,903	$ 406,249
Hyster-Yale Materials Handling Class A	25,708	1,698,528
Kadant, Inc. (e)	25,846	1,143,427
Lydall, Inc. (a)(e)	2,884	91,884
Meritor, Inc. (a)	142,567	2,037,282
Mueller Industries, Inc.	10,358	360,562
Mueller Water Products, Inc. Class A	117,292	1,074,395
Standex International Corp.	7,972	577,970
Woodward, Inc.	2,925	142,009
		8,992,304
Professional Services - 1.9%
Barrett Business Services, Inc.	6,211	231,360
Exponent, Inc.	336	29,074
FTI Consulting, Inc. (a)	5,318	196,075
Huron Consulting Group, Inc. (a)	5,617	374,373
ICF International, Inc. (a)(e)	2,455	102,865
Insperity, Inc.	27,649	1,432,218
Korn/Ferry International (a)	91,566	2,801,920
Resources Connection, Inc.	81,809	1,449,655
RPX Corp. (a)(e)	147,258	2,147,022
VSE Corp.	2,359	186,856
		8,951,418
Road & Rail - 1.5%
AMERCO	7,144	2,334,802
ArcBest Corp.	63,472	2,658,207
Old Dominion Freight Lines, Inc. (a)	18,274	1,427,565
P.A.M. Transportation Services, Inc. (a)	1,340	70,310
Werner Enterprises, Inc.	16,872	541,085
		7,031,969
TOTAL INDUSTRIALS		55,667,442
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.2%
Aruba Networks, Inc. (a)	119,787	2,971,915
Black Box Corp.	17,575	386,474
Communications Systems, Inc.	7,890	87,737
Comtech Telecommunications Corp.	279	9,971
InterDigital, Inc.	10,993	581,200
Plantronics, Inc.	10,958	552,722
Polycom, Inc. (a)	66,147	914,152
		5,504,171
Electronic Equipment & Components - 3.5%
Anixter International, Inc. (a)	25,426	2,005,857
Benchmark Electronics, Inc. (a)	111,888	2,624,892
Coherent, Inc. (a)	11,002	706,768
Daktronics, Inc.	75,154	768,825
DTS, Inc. (a)	16,433	484,281
Fabrinet (a)(e)	6,663	119,601
Insight Enterprises, Inc. (a)	8,945	235,254
KEMET Corp. (a)	9,952	45,481
Kimball Electronics, Inc. (a)	101,188	1,266,874
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mercury Systems, Inc. (a)	4,135	$ 70,378
Methode Electronics, Inc. Class A	9,078	353,043
Newport Corp. (a)	25,346	505,906
PC Connection, Inc.	1,636	41,914
Plexus Corp. (a)	18,255	734,764
Rofin-Sinar Technologies, Inc. (a)(e)	10,680	256,000
Sanmina Corp. (a)	120,109	2,726,474
ScanSource, Inc. (a)	36,617	1,331,394
SYNNEX Corp. (e)	32,500	2,478,125
		16,755,831
Internet Software & Services - 1.0%
Constant Contact, Inc. (a)(e)	61,769	2,552,913
Dice Holdings, Inc. (a)(e)	10,825	94,827
United Online, Inc. (a)	121,988	1,996,944
		4,644,684
IT Services - 3.8%
Computer Task Group, Inc.	15,521	118,425
CSG Systems International, Inc.	60,520	1,810,153
EPAM Systems, Inc. (a)	32,554	2,007,931
ExlService Holdings, Inc. (a)	28,802	1,005,190
Global Cash Access Holdings, Inc. (a)	123,431	877,594
Higher One Holdings, Inc. (a)	13,593	44,857
Jack Henry & Associates, Inc.	36,484	2,389,702
Lionbridge Technologies, Inc. (a)(e)	11,722	65,995
Maximus, Inc.	27,788	1,645,883
MoneyGram International, Inc. (a)(e)	121,229	1,029,840
NCI, Inc. Class A	12,288	147,825
Neustar, Inc. Class A (a)(e)	98,498	2,612,167
Science Applications International Corp.	50,120	2,740,562
Syntel, Inc. (a)	29,565	1,460,511
Teletech Holdings, Inc.	3,496	84,953
		18,041,588
Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (a)	32,629	317,480
Cabot Microelectronics Corp. (a)	39,056	2,023,491
Diodes, Inc. (a)	2,530	72,080
Fairchild Semiconductor International, Inc. (a)(e)	73,510	1,282,014
FormFactor, Inc. (a)	13,339	130,989
Integrated Device Technology, Inc. (a)	143,477	2,961,365
Intersil Corp. Class A	25,946	404,498
IXYS Corp.	22,779	272,665
Lattice Semiconductor Corp. (a)	393,700	2,645,664
MKS Instruments, Inc.	6,667	235,745
Pericom Semiconductor Corp.	13,861	216,232
Qorvo, Inc. (a)	70,531	4,894,851
Silicon Laboratories, Inc. (a)	2,381	120,574
Tessera Technologies, Inc.	42,713	1,711,083

	Shares	Value
Ultra Clean Holdings, Inc. (a)	56,317	$ 465,178
Xcerra Corp. (a)	2,849	25,869
		17,779,778
Software - 4.6%
Advent Software, Inc.	2,929	129,374
Aspen Technology, Inc. (a)	83,513	3,224,019
AVG Technologies NV (a)(e)	117,418	2,650,124
ePlus, Inc. (a)	1,015	84,418
Fair Isaac Corp.	2,538	216,035
Manhattan Associates, Inc. (a)	54,412	2,712,438
Monotype Imaging Holdings, Inc.	41,975	1,343,620
NetScout Systems, Inc. (a)(e)	68,762	2,772,484
Pegasystems, Inc.	93,481	1,849,989
Progress Software Corp. (a)	66,023	1,805,069
QAD, Inc.:
Class A	7,450	160,175
Class B	3,694	71,036
Qualys, Inc. (a)(e)	51,884	2,388,221
SS&C Technologies Holdings, Inc.	25,557	1,550,799
TeleCommunication Systems, Inc. Class A (a)	192,200	615,040
Vasco Data Security International, Inc. (a)(e)	13,151	336,929
		21,909,770
Technology Hardware, Storage & Peripherals - 0.9%
QLogic Corp. (a)	186,408	2,797,984
Quantum Corp. (a)	125,095	203,905
Super Micro Computer, Inc. (a)(e)	29,012	1,165,702
		4,167,591
TOTAL INFORMATION TECHNOLOGY		88,803,413
MATERIALS - 3.7%
Chemicals - 1.3%
A. Schulman, Inc. (e)	16,775	714,280
FutureFuel Corp.	135,430	1,665,789
Innophos Holdings, Inc.	14,196	796,821
KMG Chemicals, Inc.	2,375	51,466
Minerals Technologies, Inc.	27,739	2,031,327
Sensient Technologies Corp.	12,001	763,384
Stepan Co.	2,441	100,276
Tredegar Corp.	5,112	105,103
		6,228,446
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	2,069	139,658
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	182,848	2,759,176
Metals & Mining - 0.7%
Century Aluminum Co. (a)	115,069	2,182,859
Kaiser Aluminum Corp.	7,991	603,720
Worthington Industries, Inc.	18,201	491,427
		3,278,006
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.1%
Boise Cascade Co. (a)	65,918	$ 2,347,340
Clearwater Paper Corp. (a)	3,533	215,725
Schweitzer-Mauduit International, Inc.	54,472	2,550,379
		5,113,444
TOTAL MATERIALS		17,518,730
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
IDT Corp. Class B	41,659	876,922
Inteliquent, Inc.	138,127	2,037,373
Premiere Global Services, Inc. (a)	9,472	92,257
Vonage Holdings Corp. (a)	73,733	334,748
		3,341,300
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	1,680	31,231
TOTAL TELECOMMUNICATION SERVICES		3,372,531
UTILITIES - 1.6%
Electric Utilities - 0.4%
Cleco Corp.	7,077	385,201
Empire District Electric Co.	5,577	141,377
IDACORP, Inc. (e)	15,314	958,963
MGE Energy, Inc.	565	24,346
PNM Resources, Inc.	12,680	362,014
Portland General Electric Co.	268	9,994
Spark Energy, Inc. Class A,	2,817	39,297
UIL Holdings Corp.	1,297	65,563
		1,986,755
Gas Utilities - 0.2%
New Jersey Resources Corp.	9,838	615,662
ONE Gas, Inc.	7,191	299,218
Southwest Gas Corp.	798	45,693
		960,573
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc. (e)	6,061	206,680
Multi-Utilities - 0.2%
Avista Corp.	32,097	1,094,508
Water Utilities - 0.7%
American States Water Co.	67,718	2,717,523
California Water Service Group	16,703	424,757
Middlesex Water Co.	4,381	101,902
		3,244,182
TOTAL UTILITIES		7,492,698
TOTAL COMMON STOCKS (Cost $369,059,818)		447,225,761
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 3/5/15 to 6/25/15 (f) (Cost $649,921)	$ 650,000	$ 649,965
Money Market Funds - 25.6%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	21,723,641	21,723,641
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	99,381,442	99,381,442
TOTAL MONEY MARKET FUNDS (Cost $121,105,083)		121,105,083
TOTAL INVESTMENT PORTFOLIO - 120.3% (Cost $490,814,822)		568,980,809
NET OTHER ASSETS (LIABILITIES) - (20.3)%		(96,065,572)
NET ASSETS - 100%		$ 472,915,237
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
203 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 25,001,480	$ 1,141,001

The face value of futures purchased as a percentage of net assets is 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $649,965.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 241,723
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,780,961	$ 66,780,961	$ -	$ -
Consumer Staples	17,974,348	17,974,348	-	-
Energy	14,741,472	14,741,472	-	-
Financials	97,373,686	97,373,686	-	-
Health Care	77,500,480	77,500,480	-	-
Industrials	55,667,442	55,667,442	-	-
Information Technology	88,803,413	88,803,413	-	-
Materials	17,518,730	17,518,730	-	-
Telecommunication Services	3,372,531	3,372,531	-	-
Utilities	7,492,698	7,492,698	-	-
U.S. Government and Government Agency Obligations	649,965	-	649,965	-
Money Market Funds	121,105,083	121,105,083	-	-
Total Investments in Securities:	$ 568,980,809	$ 568,330,844	$ 649,965	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,141,001	$ 1,141,001	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,141,001	$ -
Total Value of Derivatives	$ 1,141,001	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $96,334,046) - See accompanying schedule: Unaffiliated issuers (cost $391,433,380)	$ 469,599,367
Fidelity Central Funds (cost $99,381,442)	99,381,442
Total Investments (cost $490,814,822)		$ 568,980,809
Segregated cash with brokers for derivative instruments		397,431
Cash		220,593
Receivable for investments sold		10,368,090
Receivable for fund shares sold		950,861
Dividends receivable		334,996
Interest receivable		496
Distributions receivable from Fidelity Central Funds		29,024
Other receivables		79,487
Total assets		581,361,787

Liabilities
Payable for investments purchased	$ 8,328,822
Payable for fund shares redeemed	359,288
Accrued management fee	198,469
Payable for daily variation margin for derivative instruments	121,278
Other affiliated payables	57,251
Collateral on securities loaned, at value	99,381,442
Total liabilities		108,446,550

Net Assets		$ 472,915,237
Net Assets consist of:
Paid in capital		$ 389,223,111
Undistributed net investment income		553,011
Accumulated undistributed net realized gain (loss) on investments		3,832,127
Net unrealized appreciation (depreciation) on investments		79,306,988
Net Assets, for 36,244,944 shares outstanding		$ 472,915,237
Net Asset Value, offering price and redemption price per share ($472,915,237 ÷ 36,244,944 shares)		$ 13.05

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 5,119,037
Interest		4,245
Income from Fidelity Central Funds		241,723
Total income		5,365,005

Expenses
Management fee	$ 2,141,975
Transfer agent fees	618,895
Independent trustees' compensation	3,528
Miscellaneous	622
Total expenses before reductions	2,765,020
Expense reductions	(66)	2,764,954
Net investment income (loss)		2,600,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,135,140
Futures contracts	709,686
Total net realized gain (loss)		18,844,826
Change in net unrealized appreciation (depreciation) on: Investment securities	16,858,971
Futures contracts	884,471
Total change in net unrealized appreciation (depreciation)		17,743,442
Net gain (loss)		36,588,268
Net increase (decrease) in net assets resulting from operations		$ 39,188,319

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,600,051	$ 2,031,410
Net realized gain (loss)	18,844,826	28,911,976
Change in net unrealized appreciation (depreciation)	17,743,442	40,694,233
Net increase (decrease) in net assets resulting from operations	39,188,319	71,637,619
Distributions to shareholders from net investment income	(1,928,427)	(2,047,855)
Distributions to shareholders from net realized gain	(24,849,514)	(19,111,093)
Total distributions	(26,777,941)	(21,158,948)
Share transactions Proceeds from sales of shares	152,765,894	265,804,326
Reinvestment of distributions	25,817,637	20,432,555
Cost of shares redeemed	(133,500,842)	(79,093,040)
Net increase (decrease) in net assets resulting from share transactions	45,082,689	207,143,841
Redemption fees	77,956	154,299
Total increase (decrease) in net assets	57,571,023	257,776,811

Net Assets
Beginning of period	415,344,214	157,567,403
End of period (including undistributed net investment income of $553,011 and undistributed net investment income of $25,678, respectively)	$ 472,915,237	$ 415,344,214
Other Information Shares
Sold	12,334,842	22,629,417
Issued in reinvestment of distributions	2,171,867	1,736,748
Redeemed	(10,864,622)	(6,682,361)
Net increase (decrease)	3,642,087	17,683,804

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 10.56	$ 9.81	$ 10.72	$ 8.05
Income from Investment Operations
Net investment income (loss) B	.08	.08	.20	.07	.06
Net realized and unrealized gain (loss)	1.04	2.91	1.30	.14	2.67
Total from investment operations	1.12	2.99	1.50	.21	2.73
Distributions from net investment income	(.06)	(.07)	(.20)	(.06)	(.06)
Distributions from net realized gain	(.75)	(.75)	(.55)	(1.08)	-
Total distributions	(.81)	(.82)	(.75)	(1.13) H	(.06)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 13.05	$ 12.74	$ 10.56	$ 9.81	$ 10.72
Total ReturnA	9.53%	29.35%	16.15%	2.87%	34.01%
Ratios to Average Net AssetsC, E
Expenses before reductions	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	.63%	.70%	2.02%	.69%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,915	$ 415,344	$ 157,567	$ 121,874	$ 113,829
Portfolio turnover rateD	99%	107%	106%	79%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity International Enhanced Index Fund	1.25%	8.65%	0.63%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Annual Report

Fidelity International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: International stocks posted a slight gain for the 12-month period ending February 28, 2015, amid recessionary pressure in parts of Asia and anemic economic growth in the eurozone. The MSCI ACWI (All Country World Index) ex USA Index rose 1.00%, advancing early on but declining in the second half as the U.S. dollar extended its rise and oil prices tumbled. Europe (-3%) was hampered by late-period deflationary concerns and currency weakness; investors were surprised when Switzerland (+1%) unpegged its franc from the euro, with Spain (-6%) and Italy (-10%) chiefly affected. Greece (-56%) headlined again, reprising fears of default or even a eurozone exit. Germany (-4%), Europe's largest economy, cut growth forecasts in December on declining exports. The U.K. (-3%) endured decelerating growth and a cooling housing market. Across the Pacific, Japan (+9%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (+4%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening. Countries dependent on resources exports were among the worst performers, including Russia (-25%) and Brazil (-10%). Net importers such as China (+19%) fared better given lower input costs to production, with India (+37%) buoyed further by optimism for regulatory reform.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® International Enhanced Index Fund: For the year, the fund gained 1.25%, outpacing the 0.10% advance of its benchmark, the MSCI EAFE Index. Compared with the index, the fund benefited the most from good stock picking in the financials and telecommunication services sectors, while weak security selection in consumer discretionary hurt results. On a regional basis, stock picking was strong in both Europe - especially Switzerland and France - and Japan. However, security selection in the U.S., which is not in the index, and Hong Kong was detrimental. A stronger dollar also limited returns for U.S. investors in foreign securities. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The fund's top individual contributor was Ireland-based biopharmaceutical company Shire, whose shares we traded effectively throughout the year. We had a moderate position in the stock in October, when Shire's shares fell sharply due to concerns that a proposed acquisition by AbbVie might fall through. At the recommendation of our models, however, we significantly boosted our holding in early November, which enabled the fund to capture its subsequent price rise. Late in the period, the stock looked less attractive, and we reduced our position. Other contributors included French telecommunication services provider Orange (formerly France Telecom), to which we gradually increased exposure throughout the year, and Central Japan Railway, a Japanese railway services company that our models favored for its valuation, price-momentum and earnings-momentum characteristics, among other reasons. In contrast, Australia's Fortescue Metals Group was the fund's biggest detractor; the company struggled as iron ore prices continued to fall. As the period progressed, we significantly increased the fund's exposure to this stock in light of the company's valuation, profitability and quality attributes. U.K. retailer Tesco posed another challenge; its shares fell on declining market share and accounting problems at the company. We sold the fund's stake in November.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of February 28, 2015
Japan	22.0%
United Kingdom	18.5%
Switzerland	8.8%
Germany	8.2%
France	7.7%
Australia	6.9%
Netherlands	4.4%
United States of America*	4.0%
Spain	3.2%
Other	16.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
As of August 31, 2014
Japan	21.0%
United Kingdom	19.0%
France	9.3%
Germany	8.9%
Switzerland	8.4%
Australia	7.9%
Spain	3.7%
Hong Kong	3.1%
Netherlands	2.4%
Other*	16.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
Asset Allocation as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.7	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.3	0.1
Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	2.2	1.9
Nestle SA (Switzerland, Food Products)	2.0	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.0
HSBC Holdings PLC (United Kingdom, Banks)	1.7	1.6
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.2
Sanofi SA (France, Pharmaceuticals)	1.3	1.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	0.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.2	0.6
Banco Santander SA (Spain) (Spain, Banks)	1.2	1.4
	15.4
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	23.5
Consumer Discretionary	14.1	13.1
Consumer Staples	11.3	9.8
Health Care	11.3	11.8
Industrials	11.0	11.3
Materials	6.5	6.1
Information Technology	6.2	4.8
Telecommunication Services	5.1	6.4
Energy	4.3	7.9
Utilities	3.3	3.3

Annual Report

Fidelity International Enhanced Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 6.9%
ASX Ltd.	3,673	$ 126,685
Australia & New Zealand Banking Group Ltd.	37,784	1,043,393
BHP Billiton Ltd.	4,770	125,274
Commonwealth Bank of Australia	13,953	1,002,192
CSL Ltd.	9,097	655,678
Echo Entertainment Group Ltd.	19,557	66,934
Fortescue Metals Group Ltd. (e)	204,291	397,486
Macquarie Group Ltd.	7,984	454,552
National Australia Bank Ltd.	17,543	519,537
Sonic Healthcare Ltd.	11,047	167,809
Telstra Corp. Ltd.	130,527	649,700
The GPT Group unit	127,105	466,803
Westfield Corp. unit	7,777	59,615
Westpac Banking Corp.	39,432	1,172,917
Woodside Petroleum Ltd.	9,390	258,128
Woolworths Ltd.	3,559	85,405
WorleyParsons Ltd.	1	8
TOTAL AUSTRALIA		7,252,116
Austria - 0.2%
Voestalpine AG	4,154	162,373
Bailiwick of Jersey - 0.4%
Shire PLC	3,112	251,048
WPP PLC	4,843	114,423
TOTAL BAILIWICK OF JERSEY		365,471
Belgium - 1.2%
Anheuser-Busch InBev SA NV	2,402	304,718
Belgacom SA	7,135	268,396
Colruyt NV	2,163	101,250
Delhaize Group SA	6,197	556,399
TOTAL BELGIUM		1,230,763
Bermuda - 0.9%
Li & Fung Ltd.	282,000	288,334
Noble Group Ltd.	308,200	220,490
Yue Yuen Industrial (Holdings) Ltd.	120,500	467,656
TOTAL BERMUDA		976,480
Denmark - 2.6%
A.P. Moller - Maersk A/S:
rights 3/26/15	1,737	0
Series B	283	652,287
Coloplast A/S Series B	1,249	99,738
Novo Nordisk A/S Series B	25,977	1,243,118
Pandora A/S	2,172	198,198
TDC A/S	6,680	52,842
Vestas Wind Systems A/S	12,657	533,544
TOTAL DENMARK		2,779,727
Finland - 1.8%
Kone Oyj (B Shares)	3,268	150,598

	Shares	Value
Nokia Corp.	90,574	$ 727,869
Orion Oyj (B Shares)	14,583	474,723
UPM-Kymmene Corp.	30,258	567,836
TOTAL FINLAND		1,921,026
France - 7.7%
Aeroports de Paris	336	40,946
Atos Origin SA	3,375	240,468
BNP Paribas SA	7,396	431,123
Casino Guichard Perrachon SA	3,064	288,359
Christian Dior SA	2,820	547,044
Compagnie de St. Gobain	10,759	484,424
EDF SA	10,226	282,652
GDF Suez	22,497	500,358
Hermes International SCA	74	23,878
L'Oreal SA	4,698	852,996
Lafarge SA (Bearer)	461	34,224
Michelin CGDE Series B	5,858	563,633
Orange SA	42,126	768,311
Peugeot Citroen SA (a)	20,666	346,085
Sanofi SA	14,132	1,382,228
Suez Environnement SA	2,132	38,042
Total SA	7,895	424,156
Valeo SA	1,882	283,264
VINCI SA	10,463	620,791
TOTAL FRANCE		8,152,982
Germany - 6.9%
Allianz SE	6,501	1,088,609
BASF AG	9,019	864,441
Bayer AG	3,065	452,917
Continental AG	2,511	599,359
Daimler AG (Germany)	6,825	660,722
Deutsche Lufthansa AG	18,228	267,214
Hannover Reuck SE	1,955	188,474
Infineon Technologies AG	31,544	365,171
Metro AG	5,337	178,526
Muenchener Rueckversicherungs AG	3,798	788,403
ProSiebenSat.1 Media AG	12,288	603,595
Siemens AG	10,577	1,182,334
TOTAL GERMANY		7,239,765
Hong Kong - 3.1%
AIA Group Ltd.	11,600	68,277
Cheung Kong Holdings Ltd.	36,000	712,499
Hang Lung Properties Ltd.	106,000	300,678
Hopewell Holdings Ltd.	22,500	83,986
Hutchison Whampoa Ltd.	11,000	150,623
Hysan Development Co. Ltd.	19,005	91,156
Link (REIT)	96,000	612,703
Sino Land Ltd.	26,111	42,689
SJM Holdings Ltd.	246,000	355,878
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	56,000	$ 408,314
Wheelock and Co. Ltd.	86,000	461,281
TOTAL HONG KONG		3,288,084
Italy - 1.2%
Enel SpA	161,478	744,131
Eni SpA	16,787	312,902
Unipolsai SpA	77,871	229,531
TOTAL ITALY		1,286,564
Japan - 22.0%
Asahi Kasei Corp.	59,000	609,605
Astellas Pharma, Inc.	48,400	769,140
Bank of Yokohama Ltd.	41,000	254,106
Bridgestone Corp.	16,600	636,108
Canon, Inc.	19,900	647,261
Central Japan Railway Co.	3,200	595,193
Citizen Holdings Co. Ltd.	18,600	141,026
Daiwa House Industry Co. Ltd.	5,200	102,261
Fuji Electric Co. Ltd.	86,000	414,094
Fuji Heavy Industries Ltd.	19,300	655,192
Fujifilm Holdings Corp.	10,600	365,296
Fujitsu Ltd.	98,000	590,581
Hino Motors Ltd.	5,900	89,862
Hitachi Chemical Co. Ltd.	2,500	55,193
Hitachi Construction Machinery Co. Ltd.	5,100	94,347
Hoya Corp.	7,500	302,665
Itochu Corp.	12,200	136,660
Japan Airlines Co. Ltd.	14,500	446,061
JGC Corp.	2,000	41,028
JSR Corp.	20,000	365,977
Kao Corp.	14,200	635,068
KDDI Corp.	8,000	554,399
Kinden Corp.	7,000	87,423
Kobe Steel Ltd.	293,000	578,040
Konica Minolta, Inc.	26,900	274,341
Kuraray Co. Ltd.	29,200	401,538
Mitsubishi Chemical Holdings Corp.	69,200	385,206
Mitsubishi Electric Corp.	58,000	679,273
Mitsubishi Motors Corp. of Japan	53,700	475,388
Mitsubishi Tanabe Pharma Corp.	21,500	361,973
Mitsubishi UFJ Financial Group, Inc.	175,900	1,145,629
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,800	100,501
Murata Manufacturing Co. Ltd.	5,400	665,605
Nippon Steel & Sumitomo Metal Corp.	155,000	411,778
Nippon Telegraph & Telephone Corp.	11,100	691,845
Nitto Denko Corp.	1,800	114,056
Nomura Holdings, Inc.	87,300	538,060
NTT DOCOMO, Inc.	17,400	309,359
Oriental Land Co. Ltd.	1,200	323,310
ORIX Corp.	46,500	659,455
Panasonic Corp.	56,100	701,703
Resona Holdings, Inc.	103,700	582,194

	Shares	Value
ROHM Co. Ltd.	3,900	$ 251,361
Seiko Epson Corp.	8,500	312,288
Sekisui Chemical Co. Ltd.	14,000	179,645
Shimamura Co. Ltd.	2,000	193,772
Shin-Etsu Chemical Co., Ltd.	1,500	102,859
Sumitomo Chemical Co. Ltd.	8,000	37,383
Sumitomo Heavy Industries Ltd.	34,000	211,177
Sumitomo Mitsui Financial Group, Inc.	21,800	868,590
Sumitomo Rubber Industries Ltd.	19,500	337,103
T&D Holdings, Inc.	7,100	92,204
TDK Corp.	7,200	506,784
Tokio Marine Holdings, Inc.	17,400	632,800
Tokyo Electric Power Co., Inc. (a)	135,600	531,631
Toyota Motor Corp.	13,500	912,522
TOTAL JAPAN		23,157,919
Luxembourg - 0.2%
Subsea 7 SA	19,779	196,086
Netherlands - 4.4%
CNH Industrial NV	53,659	444,349
Heineken Holding NV	7,649	532,151
Heineken NV (Bearer)	4,851	379,127
Koninklijke Ahold NV	31,536	591,643
Koninklijke Boskalis Westminster NV	10,872	505,206
Randstad Holding NV	2,603	153,364
STMicroelectronics NV	57,575	512,657
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,176	1,050,659
Wolters Kluwer NV	14,452	468,760
TOTAL NETHERLANDS		4,637,916
Norway - 0.5%
Yara International ASA	9,267	510,129
Portugal - 0.6%
Energias de Portugal SA	147,673	582,684
Singapore - 1.2%
ComfortDelgro Corp. Ltd.	254,600	549,234
Jardine Cycle & Carriage Ltd.	2,300	72,062
Oversea-Chinese Banking Corp. Ltd.	8,303	63,848
United Overseas Bank Ltd.	9,384	158,850
Yangzijiang Shipbuilding Holdings Ltd.	508,500	457,066
TOTAL SINGAPORE		1,301,060
Spain - 3.2%
Abertis Infraestructuras SA	7,205	140,695
Banco Bilbao Vizcaya Argentaria SA	21,846	218,546
Banco Santander SA (Spain)	169,855	1,241,915
Gas Natural SDG SA	24,076	581,818
MAPFRE SA (Reg.)	53,703	188,642
Telefonica SA	64,939	1,008,839
TOTAL SPAIN		3,380,455
Sweden - 2.4%
H&M Hennes & Mauritz AB (B Shares)	13,087	571,075
Common Stocks - continued
	Shares	Value
Sweden - continued
Investor AB (B Shares)	16,614	$ 661,013
Securitas AB (B Shares)	19,046	271,172
Skanska AB (B Shares)	3,091	77,080
Telefonaktiebolaget LM Ericsson (B Shares)	56,370	727,967
TeliaSonera AB	35,476	225,315
TOTAL SWEDEN		2,533,622
Switzerland - 8.8%
ABB Ltd. (Reg.)	30,467	652,879
Adecco SA (Reg.)	3,335	262,364
Coca-Cola HBC AG	12,634	226,648
Nestle SA	27,270	2,131,254
Novartis AG	22,519	2,303,110
Roche Holding AG (participation certificate)	7,206	1,963,559
Swatch Group AG (Bearer)	437	199,168
Swiss Re Ltd.	7,696	707,562
UBS Group AG	45,659	802,211
TOTAL SWITZERLAND		9,248,755
United Kingdom - 18.5%
3i Group PLC	68,512	522,092
Antofagasta PLC	8,219	97,324
AstraZeneca PLC:
(United Kingdom)	1,546	106,541
sponsored ADR	7,141	492,015
Aviva PLC	54,018	447,193
BAE Systems PLC	66,133	543,169
Barclays PLC	10,039	39,753
BP PLC	182,099	1,254,066
British American Tobacco PLC (United Kingdom)	23,216	1,353,540
BT Group PLC	97,901	686,414
Carnival PLC	8,363	376,471
Diageo PLC	1,910	57,012
Direct Line Insurance Group PLC	31,737	160,417
easyJet PLC	18,629	498,130
GlaxoSmithKline PLC	1,351	32,034
GlaxoSmithKline PLC sponsored ADR (e)	22,076	1,046,844
Hammerson PLC	15,864	165,441
HSBC Holdings PLC:
(United Kingdom)	37,087	330,600
sponsored ADR	32,669	1,457,691
Imperial Tobacco Group PLC	15,337	756,039
ITV PLC	165,388	575,268
Kingfisher PLC	108,461	611,572
Land Securities Group PLC	19,291	374,067
Lloyds Banking Group PLC	68,234	83,118
Marks & Spencer Group PLC	71,096	552,519
Next PLC	573	66,303
Old Mutual PLC	120,210	417,755

	Shares	Value
Persimmon PLC	21,050	$ 573,265
Reckitt Benckiser Group PLC	2,932	264,648
Rio Tinto PLC	18,941	932,173
Royal Dutch Shell PLC:
Class A (United Kingdom)	45,495	1,482,159
Class B (United Kingdom)	18,778	636,458
Scottish & Southern Energy PLC	6,665	161,858
Sky PLC	40,460	622,455
Standard Chartered PLC (United Kingdom)	49,891	763,310
Unilever PLC	17,107	754,534
Vodafone Group PLC	63,512	219,835
TOTAL UNITED KINGDOM		19,514,083
TOTAL COMMON STOCKS (Cost $95,095,647)		99,718,060
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Henkel AG & Co. KGaA	6,159	729,542
Volkswagen AG	2,386	602,097
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,178,785)		1,331,639
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $249,999)	$ 250,000	250,000
Money Market Funds - 4.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,371,861	3,371,861
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	1,299,070	1,299,070
TOTAL MONEY MARKET FUNDS (Cost $4,670,931)		4,670,931
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $101,195,362)		105,970,630
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(610,138)
NET ASSETS - 100%		$ 105,360,492
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	$ 3,938,130	$ 156,251

The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $151,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 20,080
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,824,761	$ 11,555,551	$ 3,269,210	$ -
Consumer Staples	11,829,518	5,178,228	6,651,290	-
Energy	4,563,963	454,222	4,109,741	-
Financials	24,049,255	16,874,325	7,174,930	-
Health Care	11,802,475	4,520,837	7,281,638	-
Industrials	11,737,063	9,901,850	1,835,213	-
Information Technology	6,631,340	4,015,586	2,615,754	-
Materials	6,752,895	5,695,448	1,057,447	-
Telecommunication Services	5,435,255	1,750,652	3,684,603	-
Utilities	3,423,174	3,423,174	-	-
Government Obligations	250,000	-	250,000	-
Money Market Funds	4,670,931	4,670,931	-	-
Total Investments in Securities:	$ 105,970,630	$ 68,040,804	$ 37,929,826	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 156,251	$ 156,251	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 215,981
Level 2 to Level 1	$ 1,303,162
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 156,251	$ -
Total Value of Derivatives	$ 156,251	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $1,253,032) - See accompanying schedule: Unaffiliated issuers (cost $99,896,292)	$ 104,671,560
Fidelity Central Funds (cost $1,299,070)	1,299,070
Total Investments (cost $101,195,362)		$ 105,970,630
Foreign currency held at value (cost $237,209)		236,411
Receivable for fund shares sold		537,405
Dividends receivable		230,481
Interest receivable		93
Distributions receivable from Fidelity Central Funds		132
Total assets		106,975,152

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	107,608
Payable for fund shares redeemed	154,099
Accrued management fee	38,450
Payable for daily variation margin for derivative instruments	3,150
Other affiliated payables	12,274
Collateral on securities loaned, at value	1,299,070
Total liabilities		1,614,660

Net Assets		$ 105,360,492
Net Assets consist of:
Paid in capital		$ 101,401,255
Undistributed net investment income		212,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,177,499)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,924,546
Net Assets, for 12,020,498 shares outstanding		$ 105,360,492
Net Asset Value, offering price and redemption price per share ($105,360,492 ÷ 12,020,498 shares)		$ 8.77

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 2,199,597
Interest		1,003
Income from Fidelity Central Funds		20,080
Income before foreign taxes withheld		2,220,680
Less foreign taxes withheld		(147,249)
Total income		2,073,431

Expenses
Management fee	$ 333,052
Transfer agent fees	106,462
Independent trustees' compensation	528
Miscellaneous	93
Total expenses		440,135
Net investment income (loss)		1,633,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,763
Foreign currency transactions	(21,406)
Futures contracts	(9,830)
Total net realized gain (loss)		19,527
Change in net unrealized appreciation (depreciation) on: Investment securities	(328,605)
Assets and liabilities in foreign currencies	(12,786)
Futures contracts	141,329
Total change in net unrealized appreciation (depreciation)		(200,062)
Net gain (loss)		(180,535)
Net increase (decrease) in net assets resulting from operations		$ 1,452,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,633,296	$ 1,211,126
Net realized gain (loss)	19,527	2,617,466
Change in net unrealized appreciation (depreciation)	(200,062)	2,954,184
Net increase (decrease) in net assets resulting from operations	1,452,761	6,782,776
Distributions to shareholders from net investment income	(1,364,791)	(694,999)
Distributions to shareholders from net realized gain	(142,751)	(57,603)
Total distributions	(1,507,542)	(752,602)
Share transactions Proceeds from sales of shares	84,284,947	19,510,478
Reinvestment of distributions	1,449,038	723,305
Cost of shares redeemed	(25,152,806)	(11,849,737)
Net increase (decrease) in net assets resulting from share transactions	60,581,179	8,384,046
Redemption fees	6,191	2,035
Total increase (decrease) in net assets	60,532,589	14,416,255

Net Assets
Beginning of period	44,827,903	30,411,648
End of period (including undistributed net investment income of $212,190 and undistributed net investment income of $268,444, respectively)	$ 105,360,492	$ 44,827,903
Other Information Shares
Sold	9,723,983	2,360,127
Issued in reinvestment of distributions	175,962	88,370
Redeemed	(2,942,195)	(1,467,277)
Net increase (decrease)	6,957,750	981,220

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 7.45	$ 6.95	$ 7.77	$ 6.58
Income from Investment Operations
Net investment income (loss) B	.20	.28E	.21	.20	.17
Net realized and unrealized gain (loss)	(.10)	1.29	.52	(.82)	1.19
Total from investment operations	.10	1.57	.73	(.62)	1.36
Distributions from net investment income	(.16)	(.15)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.02)	(.01)	(.02)	(.01)	-
Total distributions	(.18)	(.17) I	(.23)	(.20)	(.17)
Redemption fees added to paid in capital B,H	-	-	-	-	-
Net asset value, end of period	$ 8.77	$ 8.85	$ 7.45	$ 6.95	$ 7.77
Total ReturnA	1.25%	21.21%	10.64%	(7.81)%	20.95%
Ratios to Average Net AssetsC, F
Expenses before reductions	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	2.31%	3.40% E	3.04%	2.84%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,360	$ 44,828	$ 30,412	$ 26,066	$ 25,475
Portfolio turnover rateD	75%	63%	56%	49%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$ 360,405,322	$ 86,102,878	$ (3,439,024)	$ 82,663,854
Fidelity Large Cap Value Enhanced Index Fund	1,123,838,035	103,296,556	(19,337,683)	83,958,873
Fidelity Large Cap Core Enhanced Index Fund	355,764,734	66,627,909	(4,280,492)	62,347,417
Fidelity Mid Cap Enhanced Index Fund	624,068,441	82,809,264	(6,601,652)	76,207,612
Fidelity Small Cap Enhanced Index Fund	492,462,581	88,849,048	(12,330,820)	76,518,228
Fidelity International Enhanced Index Fund	101,596,382	8,293,443	(3,919,195)	4,374,248

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 2,082,955	$ 4,168,054	$ -	$ 82,663,854
Fidelity Large Cap Value Enhanced Index Fund	5,226,404	3,410,604	-	83,958,873
Fidelity Large Cap Core Enhanced Index Fund	3,977,058	1,268,074	(13,209,351)	62,347,417
Fidelity Mid Cap Enhanced Index Fund	840,505	5,618,283	(82,443)	76,207,612
Fidelity Small Cap Enhanced Index Fund	553,011	8,777,367	-	76,518,228
Fidelity International Enhanced Index Fund	246,710	-	(545,047)	4,367,275

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration		Total with expiration
	2018	2019
Fidelity Large Cap Core Enhanced Index Fund	$ (11,086,748)	$ -	$ (11,086,748)
Fidelity Mid Cap Enhanced Index Fund	-	(82,443)	(82,443)
Fidelity International Enhanced Index Fund	-	(545,047)	(545,047)
	No expiration Long-term	Total capital loss carryforward
Fidelity Large Cap Core Enhanced Index Fund	$ (2,122,603)	$ (13,209,351)

Due to large redemptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund, will be limited to approximately $4,403,117 per year.

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to February 28, 2015. Loss deferrals were as follows:

Capital losses
Fidelity Small Cap Enhanced Index Fund	$ (2,156,481)
Fidelity International Enhanced Index Fund	(109,701)

The tax character of distributions paid was as follows:

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 6,719,799	$ 16,879,831	$ 23,599,630
Fidelity Large Cap Value Enhanced Index Fund	13,782,591	6,564,948	20,347,539
Fidelity Large Cap Core Enhanced Index Fund	16,551,782	7,118,373	23,670,155
Fidelity Mid Cap Enhanced Index Fund	16,185,129	16,390,497	32,575,626
Fidelity Small Cap Enhanced Index Fund	8,761,565	18,016,376	26,777,941
Fidelity International Enhanced Index Fund	1,507,542	-	1,507,542

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 5,989,402	$ 7,964,072	$ 13,953,474
Fidelity Large Cap Value Enhanced Index Fund	4,689,838	6,017,541	10,707,379
Fidelity Large Cap Core Enhanced Index Fund	16,163,013	13,728,882	29,891,895
Fidelity Mid Cap Enhanced Index Fund	6,050,250	8,178,609	14,228,859
Fidelity Small Cap Enhanced Index Fund	8,535,038	12,623,910	21,158,948
Fidelity International Enhanced Index Fund	752,602	-	752,602

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 1,081,674	$ 200,489
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 1,253,594	$ 666,889
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 489,319	$ (87,379)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 574,967	$ 541,431
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 709,686	$ 884,471
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ (9,830)	$ 141,329

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	308,156,872	202,519,868
Fidelity Large Cap Value Enhanced Index Fund	1,200,576,382	456,673,897
Fidelity Large Cap Core Enhanced Index Fund	371,658,323	496,930,703
Fidelity Mid Cap Enhanced Index Fund	593,368,727	326,412,284
Fidelity Small Cap Enhanced Index Fund	405,640,694	398,847,730
Fidelity International Enhanced Index Fund	110,093,128	51,440,228

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

the investment adviser. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annual rate of 0.15% of average net assets.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with Fidelity Large Cap Value Enhanced Index Fund. The Investing Funds delivered cash and investments valued at $111,412,063 in exchange for 10,137,585 shares of Large Cap Value Enhanced Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. Large Cap Value Enhanced Index Fund recognized no gain or loss for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 414
Fidelity Large Cap Value Enhanced Index Fund	685
Fidelity Large Cap Core Enhanced Index Fund	580

Annual Report

7. Committed Line of Credit - continued

Fidelity Mid Cap Enhanced Index Fund	$ 495
Fidelity Small Cap Enhanced Index Fund	622
Fidelity International Enhanced Index Fund	93

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$ 28
Fidelity Large Cap Value Enhanced Index Fund	19
Fidelity Large Cap Core Enhanced Index Fund	39
Fidelity Mid Cap Enhanced Index Fund	24
Fidelity Small Cap Enhanced Index Fund	66

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds. Mr. von Kuhn oversees 23 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2014 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2014 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2014 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2014 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2014 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2014 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2014 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2014 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2010 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Enhanced Index Fund	04/13/15	04/10/15	$0.041	$0.192
Fidelity Large Cap Value Enhanced Index Fund	04/13/15	04/10/15	$0.050	$0.034
Fidelity Large Cap Core Enhanced Index Fund	04/13/15	04/10/15	$0.043	$0.120
Fidelity Mid Cap Enhanced Index Fund	04/13/15	04/10/15	$0.018	$0.114
Fidelity Small Cap Enhanced Index Fund	04/13/15	04/10/15	$0.015	$0.226
Fidelity International Enhanced Index Fund	04/13/15	04/10/15	$0.017	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$17,240,788
Fidelity Large Cap Value Enhanced Index Fund	$9,552,556
Fidelity Large Cap Core Enhanced Index Fund	$5,915,384
Fidelity Mid Cap Enhanced Index Fund	$19,373,943
Fidelity Small Cap Enhanced Index Fund	$22,945,268

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	April 2014	December 2014
Fidelity Large Cap Growth Enhanced Index Fund	35%	74%
Fidelity Large Cap Value Enhanced Index Fund	35%	69%
Fidelity Large Cap Core Enhanced Index Fund	34%	46%
Fidelity Mid Cap Enhanced Index Fund	4%	51%
Fidelity Small Cap Enhanced Index Fund	6%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2014	December 2014
Fidelity Large Cap Growth Enhanced Index Fund	38%	78%
Fidelity Large Cap Value Enhanced Index Fund	36%	73%
Fidelity Large Cap Core Enhanced Index Fund	35%	48%
Fidelity Mid Cap Enhanced Index Fund	5%	56%
Fidelity Small Cap Enhanced Index Fund	5%	100%
Fidelity International Enhanced Index Fund	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possession of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/14/14	$0.0567	$0.0027
Fidelity International Enhanced Index Fund	12/15/14	$0.1330	$0.0080

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on September 5, 2014. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A, B
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	687,490,189.03	95.996
Withheld	28,678,073.55	4.004
TOTAL	716,168,262.58	100.000
James C. Curvey
Affirmative	686,640,141.45	95.877
Withheld	29,528,121.13	4.123
TOTAL	716,168,262.58	100.000
Albert R. Gamper, Jr.
Affirmative	685,880,340.57	95.771
Withheld	30,287,922.01	4.229
TOTAL	716,168,262.58	100.000
Arthur E. Johnson
Affirmative	685,617,929.44	95.734
Withheld	30,550,333.14	4.266
TOTAL	716,168,262.58	100.000
Abigail P. Johnson
Affirmative	685,740,510.02	95.751
Withheld	30,427,752.56	4.249
TOTAL	716,168,262.58	100.000
Robert F. Gartland
Affirmative	684,299,694.57	95.550
Withheld	31,868,568.01	4.450
TOTAL	716,168,262.58	100.000
Michael E. Kenneally
Affirmative	682,582,366.40	95.310
Withheld	33,585,896.18	4.690
TOTAL	716,168,262.58	100.000
James H. Keyes
Affirmative	682,418,057.84	95.287
Withheld	33,750,204.74	4.713
TOTAL	716,168,262.58	100.000
Marie L. Knowles
Affirmative	682,932,832.22	95.359
Withheld	33,235,430.36	4.641
TOTAL	716,168,262.58	100.000
Kenneth L. Wolfe
Affirmative	681,496,539.34	95.159
Withheld	34,671,723.24	4.841
TOTAL	716,168,262.58	100.000
A Denotes trust-wide proposal and voting results.
B Effective on or about the close of business on September 30, 2014.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Geode Capital Management, LLC (Geode) (the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the funds; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of each fund's shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which each fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode (collectively, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance over multiple periods measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. The following charts considered by the Board show for each fund, over the one-, three-, and five-year periods ended December 31, 2013, the cumulative total returns of each fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of funds identified by Lipper Inc. as having an investment style similar to the respective fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of each fund.

Annual Report

Fidelity International Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and in the third quartile for the five-year period and that the fund had out-performed 88% and 87% and under-performed 51% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods and lower than its benchmark for the five-year period shown.

Fidelity Large Cap Core Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and in the second quartile for the five-year period and that the fund had out-performed 80%, 92% and 66% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods and lower than its benchmark for the five-year period shown.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Growth Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, in the first quartile for the three-year period, and in the third quartile for the five-year period and that the fund had out-performed 50% and 78% and under-performed 51% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-and three-year periods and lower than its benchmark for five-year period shown.

Fidelity Large Cap Value Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and in the first quartile for the three-year period and that the fund had out-performed 65%, 94%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods and lower than its benchmark for the five-year period shown.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for each period and that the fund had out-performed 91%, 88%, and 78% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods and lower than its benchmark for the five-year period shown.

Fidelity Small Cap Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and in the first quartile for the three-year period and that the fund had out-performed 64%, 85%, and 60% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was similar to the performance of its benchmark for the one-year period and higher than its benchmark for three- and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of each fund to those of other registered investment companies with investment objectives similar to those of the funds. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit each fund's total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) to the following:

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity International Enhanced Index Fund	0.62%
Fidelity Large Cap Core Enhanced Index Fund	0.45%
Fidelity Large Cap Growth Enhanced Index Fund	0.45%
Fidelity Large Cap Value Enhanced Index Fund	0.45%
Fidelity Mid Cap Enhanced Index Fund	0.60%
Fidelity Small Cap Enhanced Index Fund	0.67%

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. Each fund's actual TMG % is in the charts below. The Board also compared each fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which each fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Enhanced Index Fund

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Annual Report

Fidelity Small Cap Enhanced Index Fund

The Board noted that each fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that each fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of each fund's total expenses, the Board considered each fund's management fee as well as other fund expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board further noted that each fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type. The Board noted that each fund's total expenses (giving effect to each fund's expense contract with Strategic Advisers) were below the median of each fund's Total Mapped Group for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of each fund were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing each fund. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to each fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of each fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that each fund's sub-advisory contract provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to Strategic Advisers. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for each fund to the amounts described above. The Board noted that each fund has not generated sufficient revenue to cover its expenses. The Board also noted that as each fund's assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that each fund's Advisory Contracts should be renewed because each agreement is in the best interests of that fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which each fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of each agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GEI-UANN-0415
1.855137.107

Item 2. Code of Ethics

As of the end of the period, February 28, 2015, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$45,000	$-	$6,400	$2,100
Fidelity Large Cap Core Enhanced Index Fund	$45,000	$-	$8,200	$2,200
Fidelity Large Cap Growth Enhanced Index Fund	$45,000	$-	$3,600	$2,200
Fidelity Large Cap Value Enhanced Index Fund	$45,000	$-	$3,600	$2,300
Fidelity Mid Cap Enhanced Index Fund	$45,000	$-	$4,700	$2,200
Fidelity Small Cap Enhanced Index Fund	$45,000	$-	$3,600	$2,300

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$43,000	$-	$4,000	$1,400
Fidelity Large Cap Core Enhanced Index Fund	$43,000	$-	$4,000	$1,400
Fidelity Large Cap Growth Enhanced Index Fund	$43,000	$-	$4,000	$1,400
Fidelity Large Cap Value Enhanced Index Fund	$43,000	$-	$4,000	$1,400
Fidelity Mid Cap Enhanced Index Fund	$43,000	$-	$4,000	$1,400
Fidelity Small Cap Enhanced Index Fund	$43,000	$-	$4,000	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2015A	February 28, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2015 A	February 28, 2014 A
PwC	$8,145,000	$5,515,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015